BNY Mellon High Yield ETF
STATEMENT OF INVESTMENTS
July 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5%
Advertising — .9%
Advantage Sales & Marketing, Inc., Sr. Scd. Notes(a)	6.50	11/15/2028	147,000	110,852
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(a)	7.50	6/1/2029	207,000	188,642
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(a)	7.75	4/15/2028	198,000	187,237
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	5.13	8/15/2027	260,000	259,643
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.50	3/15/2033	88,000	87,858
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.88	4/1/2030	133,000	136,867
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	9.00	9/15/2028	157,000	164,552
CMG Media Corp., Scd. Notes(a)	8.88	6/18/2029	204,000	198,613
Dotdash Meredith, Inc., Sr. Scd. Bonds(a)	7.63	6/15/2032	103,000	100,366
Lamar Media Corp., Gtd. Notes	3.63	1/15/2031	222,000	204,230
Lamar Media Corp., Gtd. Notes	3.75	2/15/2028	277,000	267,499
Lamar Media Corp., Gtd. Notes	4.00	2/15/2030	253,000	240,013
Lamar Media Corp., Gtd. Notes	4.88	1/15/2029	273,000	268,144
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.29	4/15/2029	375,000	362,989
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a),(b)	4.63	3/15/2030	53,000	50,299
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.00	8/15/2027	159,000	157,456
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Scd. Notes(a)	7.38	2/15/2031	50,000	52,495
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unscd. Notes(a)	4.25	1/15/2029	55,000	52,407
Stagwell Global LLC, Gtd. Notes(a)	5.63	8/15/2029	309,000	297,115
				3,387,277
Aerospace & Defense — 2.6%
AAR Escrow Issuer LLC, Gtd. Notes(a)	6.75	3/15/2029	310,000	318,166
Bombardier, Inc., Sr. Unscd. Notes(a)	6.00	2/15/2028	269,000	270,148
Bombardier, Inc., Sr. Unscd. Notes(a)	6.75	6/15/2033	132,000	136,307
Bombardier, Inc., Sr. Unscd. Notes(a)	7.00	6/1/2032	165,000	170,762
Bombardier, Inc., Sr. Unscd. Notes(a)	7.25	7/1/2031	193,000	201,515
Bombardier, Inc., Sr. Unscd. Notes(a)	7.45	5/1/2034	100,000	108,453
Bombardier, Inc., Sr. Unscd. Notes(a)	7.50	2/1/2029	175,000	181,744
Bombardier, Inc., Sr. Unscd. Notes(a)	8.75	11/15/2030	169,000	182,046
Efesto Bidco SpA Efesto US LLC, Sr. Scd. Bonds, Ser. XR(a)	7.50	2/15/2032	270,000	276,396
Goat Holdco LLC, Sr. Scd. Notes(a)	6.75	2/1/2032	217,000	219,607
Moog, Inc., Gtd. Notes(a)	4.25	12/15/2027	116,000	113,428
Spirit AeroSystems, Inc., Gtd. Notes	4.60	6/15/2028	96,000	94,454
Spirit AeroSystems, Inc., Scd. Notes(a)	9.75	11/15/2030	40,000	44,056
Spirit AeroSystems, Inc., Sr. Scd. Notes(a)	9.38	11/30/2029	85,000	89,902
TransDigm, Inc., Gtd. Notes	4.63	1/15/2029	520,000	508,323
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	298,000	292,338
TransDigm, Inc., Gtd. Notes(a)	6.38	5/31/2033	1,225,000	1,232,585
TransDigm, Inc., Sr. Scd. Notes(a)	6.00	1/15/2033	658,000	661,651
TransDigm, Inc., Sr. Scd. Notes(a)	6.38	3/1/2029	1,218,000	1,246,791
TransDigm, Inc., Sr. Scd. Notes(a)	6.63	3/1/2032	972,000	999,822
TransDigm, Inc., Sr. Scd. Notes(a)	6.75	8/15/2028	928,000	946,998
TransDigm, Inc., Sr. Scd. Notes(a)	6.88	12/15/2030	599,000	620,779
TransDigm, Inc., Sr. Scd. Notes(a)	7.13	12/1/2031	447,000	465,562
				9,381,833
Agriculture — .1%
Turning Point Brands, Inc., Sr. Scd. Notes(a)	7.63	3/15/2032	294,000	307,680
Airlines — .7%
Allegiant Travel Co., Sr. Scd. Notes(a)	7.25	8/15/2027	42,000	42,026
American Airlines, Inc., Sr. Scd. Notes(a),(b)	7.25	2/15/2028	84,000	85,687
American Airlines, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	108,000	112,862
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(a)	5.75	4/20/2029	299,600	299,485

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Airlines — .7% (continued)
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.00	12/1/2028	511,000	486,853
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.63	2/14/2030	392,000	364,663
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(a)	9.88	9/20/2031	378,000	365,583
OneSky Flight LLC, Sr. Unscd. Notes(a)	8.88	12/15/2029	164,000	172,838
Spirit Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.10	4/1/2028	265,526	240,642
United Airlines Pass-Through Trust, Ser. 2016-2, Cl. A	3.10	10/7/2028	81,071	75,580
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a)	6.38	2/1/2030	115,000	108,642
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a)	7.88	5/1/2027	70,000	70,239
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a),(b)	9.50	6/1/2028	80,000	82,196
				2,507,296
Automobiles & Components — 2.6%
Adient Global Holdings Ltd., Gtd. Notes(a)	7.50	2/15/2033	199,000	202,950
Adient Global Holdings Ltd., Gtd. Notes(a)	8.25	4/15/2031	5,000	5,224
Adient Global Holdings Ltd., Sr. Scd. Notes(a)	7.00	4/15/2028	93,000	95,202
Allison Transmission, Inc., Gtd. Notes(a)	3.75	1/30/2031	337,000	307,386
Allison Transmission, Inc., Sr. Unscd. Notes(a)	4.75	10/1/2027	165,000	163,414
Allison Transmission, Inc., Sr. Unscd. Notes(a)	5.88	6/1/2029	213,000	213,858
American Axle & Manufacturing, Inc., Gtd. Notes	5.00	10/1/2029	71,000	64,447
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.88	7/1/2028	60,000	59,763
Aptiv Swiss Holdings Ltd., Gtd. Bonds	6.88	12/15/2054	318,000	319,992
Aston Martin Capital Holdings Ltd., Sr. Scd. Notes(a)	10.00	3/31/2029	228,000	217,355
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(a)	8.50	5/15/2027	271,000	272,481
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	5/15/2028	133,000	136,040
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	2/15/2030	255,000	262,487
Cooper-Standard Automotive, Inc., Scd. Notes(a),(c)	5.63	5/15/2027	94,000	80,994
Dana, Inc., Sr. Unscd. Notes	4.25	9/1/2030	51,000	50,187
Dana, Inc., Sr. Unscd. Notes	4.50	2/15/2032	21,000	20,463
Dana, Inc., Sr. Unscd. Notes	5.38	11/15/2027	165,000	164,896
Dana, Inc., Sr. Unscd. Notes	5.63	6/15/2028	10,000	10,002
Dornoch Debt Merger Sub, Inc., Sr. Unscd. Notes(a)	6.63	10/15/2029	120,000	95,479
Forvia SE, Sr. Unscd. Notes(a),(b)	8.00	6/15/2030	90,000	93,887
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes(a)	7.75	5/31/2032	272,000	282,727
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	7.75	11/15/2030	145,000	149,131
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	8.00	11/15/2032	160,000	164,468
Jaguar Land Rover Automotive PLC, Gtd. Notes(a)	4.50	10/1/2027	229,000	225,207
Jaguar Land Rover Automotive PLC, Gtd. Notes(a)	5.50	7/15/2029	171,000	170,331
Jaguar Land Rover Automotive PLC, Sr. Unscd. Notes(a)	5.88	1/15/2028	147,740	148,253
JB Poindexter & Co., Inc., Sr. Unscd. Notes(a)	8.75	12/15/2031	369,000	376,805
New Flyer Holdings, Inc., Scd. Notes(a)	9.25	7/1/2030	168,000	178,755
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	1.85	9/16/2026	122,000	117,033
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.45	9/15/2028	68,000	61,454
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.75	3/9/2028	79,000	73,168
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.30	9/13/2027	52,000	51,607
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.55	9/13/2029	35,000	34,131
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	6.95	9/15/2026	97,000	98,408
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	7.05	9/15/2028	178,000	183,251
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.35	9/17/2027	768,000	748,123
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.81	9/17/2030	741,000	680,398
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.50	7/17/2030	160,000	165,171
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.75	7/17/2032	150,000	154,980
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	8.13	7/17/2035	140,000	147,060
Phinia, Inc., Gtd. Notes(a)	6.63	10/15/2032	125,000	127,299
Phinia, Inc., Sr. Scd. Notes(a)	6.75	4/15/2029	15,000	15,439
PM General Purchaser LLC, Sr. Scd. Notes(a)	9.50	10/1/2028	111,000	86,281
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes(a)	6.25	2/1/2029	181,000	124,472
Tenneco, Inc., Sr. Scd. Notes(a)	8.00	11/17/2028	670,000	665,123

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Automobiles & Components — 2.6% (continued)
The Goodyear Tire & Rubber Company, Gtd. Notes	4.88	3/15/2027	30,000	29,865
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	155,000	150,368
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.25	4/30/2031	179,000	170,097
The Goodyear Tire & Rubber Company, Gtd. Notes	5.25	7/15/2031	72,000	68,403
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.63	4/30/2033	97,000	90,963
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	6.63	7/15/2030	52,000	52,899
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	7.00	3/15/2028	40,000	41,323
Titan International, Inc., Sr. Scd. Notes	7.00	4/30/2028	100,000	99,729
Wabash National Corp., Gtd. Notes(a)	4.50	10/15/2028	118,000	105,641
ZF North America Capital Inc., Gtd. Notes(a)	6.75	4/23/2030	57,000	54,208
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/14/2028	40,000	39,824
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/23/2032	340,000	317,306
ZF North America Capital, Inc., Gtd. Notes(a)	7.13	4/14/2030	92,000	89,114
				9,375,322
Banks — .3%
Dresdner Funding Trust I, Jr. Sub. Notes(a)	8.15	6/30/2031	110,000	121,187
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	6.63	1/15/2027	119,000	119,048
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	12.00	10/1/2028	336,000	359,243
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	12.25	10/1/2030	167,000	184,864
Valley National Bancorp, Sub. Notes	6.25	9/30/2032	205,000	192,583
Walker & Dunlop, Inc., Gtd. Notes(a)	6.63	4/1/2033	101,000	103,009
				1,079,934
Beverage Products — .1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Gtd. Notes(a)	6.25	4/1/2029	80,000	80,183
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Sr. Scd. Notes(a)	4.38	4/30/2029	235,000	226,263
				306,446
Building Materials — 2.2%
ACProducts Holdings, Inc., Sr. Unscd. Notes(a)	6.38	5/15/2029	170,000	76,841
Ameritex Holdco Intermediate LLC, Sr. Scd. Notes(a)	10.25	10/15/2028	140,000	148,640
Boise Cascade Co., Gtd. Notes(a)	4.88	7/1/2030	220,000	213,552
Builders FirstSource, Inc., Gtd. Notes(a)	4.25	2/1/2032	335,000	309,559
Builders FirstSource, Inc., Gtd. Notes(a)	5.00	3/1/2030	115,000	112,674
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	6/15/2032	99,000	101,253
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	3/1/2034	180,000	182,631
Builders FirstSource, Inc., Gtd. Notes(a)	6.75	5/15/2035	206,000	211,664
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(a)	8.75	8/1/2028	138,000	126,895
Cornerstone Building Brands, Inc., Gtd. Notes(a)	6.13	1/15/2029	100,000	73,519
Cornerstone Building Brands, Inc., Sr. Scd. Notes(a)	9.50	8/15/2029	97,000	89,067
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., Sr. Scd. Notes(a)	6.63	12/15/2030	787,000	802,911
EMRLD Borrower LP/Emerald Co.-Issuer, Inc., Sr. Scd. Notes(a)	6.75	7/15/2031	140,000	144,270
Griffon Corp., Gtd. Notes	5.75	3/1/2028	439,000	436,708
James Hardie International Finance DAC, Gtd. Notes(a)	5.00	1/15/2028	120,000	118,993
JELD-WEN, Inc., Gtd. Notes(a)	4.88	12/15/2027	100,000	94,822
JELD-WEN, Inc., Gtd. Notes(a),(b)	7.00	9/1/2032	47,000	35,303
Knife River Corp., Sr. Unscd. Notes(a)	7.75	5/1/2031	247,000	259,114
Masterbrand, Inc., Gtd. Notes(a)	7.00	7/15/2032	170,000	172,981
Miter Brands Acquisition Holdco, Inc./MIWID Borrower LLC, Sr. Scd. Notes(a)	6.75	4/1/2032	261,000	266,297
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(a),(b)	5.50	2/1/2030	1,000	954
New Enterprise Stone & Lime Co., Inc., Sr. Scd. Notes(a)	5.25	7/15/2028	84,000	83,405
New Enterprise Stone & Lime Co., Inc., Sr. Unscd. Notes(a)	9.75	7/15/2028	45,000	45,149
Oscar AcquisitionCo LLC/Oscar Finance, Inc., Sr. Unscd. Notes(a)	9.50	4/15/2030	111,000	84,545
Quikrete Holdings, Inc., Sr. Scd. Notes(a)	6.38	3/1/2032	1,061,000	1,088,929
Quikrete Holdings, Inc., Sr. Unscd. Notes(a)	6.75	3/1/2033	372,000	381,600
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	6.00	11/1/2028	459,000	457,555
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	8.88	11/15/2031	355,000	373,758
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.50	8/15/2032	257,000	262,461

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Building Materials — 2.2% (continued)
Standard Industries, Inc., Sr. Unscd. Notes(a)	3.38	1/15/2031	130,000	116,171
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.38	7/15/2030	289,000	273,630
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2028	498,000	491,907
Standard Industries, Inc., Sr. Unscd. Notes(a)	5.00	2/15/2027	285,000	284,998
Wilsonart LLC, Sr. Unscd. Notes(a)	11.00	8/15/2032	110,000	101,152
				8,023,908
Chemicals — 2.9%
ASP Unifrax Holdings, Inc., Sr. Scd. Notes(a)	5.25	9/30/2028	60,000	20,806
Avient Corp., Sr. Unscd. Notes(a)	6.25	11/1/2031	155,000	155,546
Avient Corp., Sr. Unscd. Notes(a)	7.13	8/1/2030	98,000	100,497
Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	7.25	2/15/2031	149,000	154,875
Axalta Coating Systems LLC, Gtd. Notes(a)	3.38	2/15/2029	252,000	236,079
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	4.75	6/15/2027	195,000	193,302
Celanese US Holdings LLC, Gtd. Notes	1.40	8/5/2026	48,000	46,251
Celanese US Holdings LLC, Gtd. Notes	6.50	4/15/2030	76,000	76,896
Celanese US Holdings LLC, Gtd. Notes	6.67	7/15/2027	218,000	223,650
Celanese US Holdings LLC, Gtd. Notes(b)	6.75	4/15/2033	132,000	133,184
Celanese US Holdings LLC, Gtd. Notes	6.83	7/15/2029	224,000	232,585
Celanese US Holdings LLC, Gtd. Notes	6.85	11/15/2028	303,000	315,624
Celanese US Holdings LLC, Gtd. Notes	6.88	7/15/2032	256,000	265,026
Celanese US Holdings LLC, Gtd. Notes	7.05	11/15/2030	308,000	320,611
Celanese US Holdings LLC, Gtd. Notes	7.20	11/15/2033	300,000	313,071
Cerdia Finanz GmbH, Sr. Scd. Notes(a)	9.38	10/3/2031	165,000	172,861
Consolidated Energy Finance SA, Gtd. Notes(a)	5.63	10/15/2028	70,000	58,365
Consolidated Energy Finance SA, Gtd. Notes(a)	12.00	2/15/2031	87,000	81,773
CVR Partners LP/CVR Nitrogen Finance Corp., Sr. Scd. Notes(a)	6.13	6/15/2028	375,000	372,860
Element Solutions, Inc., Gtd. Notes(a)	3.88	9/1/2028	195,000	187,826
FMC Corp., Sub. Notes	8.45	11/1/2055	409,000	422,795
GPD Cos., Inc., Gtd. Notes(a)	12.50	12/31/2029	84,000	72,919
HB Fuller Co., Sr. Unscd. Notes	4.00	2/15/2027	53,000	52,028
HB Fuller Co., Sr. Unscd. Notes	4.25	10/15/2028	110,000	106,183
Herens Holdco Sarl, Sr. Scd. Notes(a)	4.75	5/15/2028	113,000	98,516
Huntsman International LLC, Sr. Unscd. Notes	2.95	6/15/2031	110,000	92,517
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	190,000	180,639
Huntsman International LLC, Sr. Unscd. Notes	5.70	10/15/2034	110,000	101,338
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unscd. Notes(a)	9.00	7/1/2028	115,000	115,407
INEOS Finance PLC, Sr. Scd. Notes(a)	6.75	5/15/2028	319,000	314,139
INEOS Finance PLC, Sr. Scd. Notes(a)	7.50	4/15/2029	270,000	269,042
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(a)	9.63	3/15/2029	225,000	228,903
Ingevity Corp., Gtd. Notes(a)	3.88	11/1/2028	92,000	87,418
Innophos Holdings, Inc., Bonds(a)	11.50	6/15/2029	137,270	138,922
Inversion Escrow Issuer LLC, Sr. Scd. Notes(a)	6.75	8/1/2032	270,000	266,928
Kobe US Midco 2, Inc., Sr. Unscd. Notes(a),(c)	9.25	11/1/2026	72,512	64,535
Mativ Holdings, Inc., Gtd. Notes(a),(b)	8.00	10/1/2029	74,000	66,619
Methanex US Operations, Inc., Gtd. Notes(a)	6.25	3/15/2032	65,000	64,423
Minerals Technologies, Inc., Gtd. Notes(a)	5.00	7/1/2028	115,000	113,284
Nufarm Australia Ltd./Nufarm Americas, Inc., Sr. Unscd. Notes(a)	5.00	1/27/2030	55,000	50,950
Olin Corp., Sr. Unscd. Notes(a)	6.63	4/1/2033	95,000	92,501
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	4.25	10/1/2028	230,000	219,099
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.13	10/1/2027	75,000	76,207
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	6/15/2031	225,000	229,994
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	9.75	11/15/2028	498,000	522,297
Olympus Water US Holding Corp., Sr. Unscd. Notes(a)	6.25	10/1/2029	110,000	105,265
Rain Carbon, Inc., Sr. Scd. Notes(a)	12.25	9/1/2029	29,000	31,219
SCIH Salt Holdings, Inc., Sr. Scd. Notes(a)	4.88	5/1/2028	375,000	364,121

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Chemicals — 2.9% (continued)
SCIH Salt Holdings, Inc., Sr. Unscd. Notes(a)	6.63	5/1/2029	170,000	168,023
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Notes(a)	5.38	11/1/2026	335,000	332,936
SK Invictus Intermediate II Sarl, Sr. Scd. Notes(a)	5.00	10/30/2029	130,000	126,376
SNF Group SACA, Sr. Unscd. Notes(a)	3.13	3/15/2027	101,000	97,445
The Chemours Company, Gtd. Notes(a)	4.63	11/15/2029	123,000	104,232
The Chemours Company, Gtd. Notes	5.38	5/15/2027	120,000	117,493
The Chemours Company, Gtd. Notes(a)	5.75	11/15/2028	274,000	253,706
The Chemours Company, Gtd. Notes(a)	8.00	1/15/2033	300,000	279,108
Tronox, Inc., Gtd. Notes(a),(b)	4.63	3/15/2029	172,000	133,402
Vibrantz Technologies, Inc., Sr. Unscd. Notes(a)	9.00	2/15/2030	131,000	83,918
WR Grace Holdings LLC, Sr. Scd. Notes(a)	4.88	6/15/2027	86,000	85,520
WR Grace Holdings LLC, Sr. Scd. Notes(a)	7.38	3/1/2031	75,000	77,365
WR Grace Holdings LLC, Sr. Unscd. Notes(a)	5.63	8/15/2029	445,000	410,703
				10,480,123
Commercial & Professional Services — 5.4%
Adtalem Global Education, Inc., Sr. Scd. Notes(a)	5.50	3/1/2028	286,000	282,529
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(a)	7.00	5/21/2030	387,000	398,476
Allied Universal Holdco LLC, Sr. Scd. Notes(a)	7.88	2/15/2031	629,000	659,667
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(a)	6.88	6/15/2030	293,000	300,196
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	185,000	179,950
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	410,000	397,826
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	114,000	110,595
AMN Healthcare, Inc., Gtd. Notes(a)	4.00	4/15/2029	64,000	58,784
AMN Healthcare, Inc., Gtd. Notes(a)	4.63	10/1/2027	105,000	102,634
APi Group DE, Inc., Gtd. Notes(a)	4.13	7/15/2029	76,000	72,493
APi Group DE, Inc., Gtd. Notes(a)	4.75	10/15/2029	60,000	58,051
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	4.75	4/1/2028	54,000	51,993
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	5.38	3/1/2029	63,000	60,630
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.75	7/15/2027	66,000	65,606
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.75	7/15/2027	87,000	86,570
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.00	2/15/2031	111,000	113,323
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.25	1/15/2030	67,000	68,995
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.38	6/15/2032	159,000	163,994
Belron UK Finance PLC, Sr. Scd. Notes(a)	5.75	10/15/2029	385,000	388,676
Block, Inc., Sr. Unscd. Notes	6.50	5/15/2032	207,000	212,470
Boost Newco Borrower LLC, Sr. Scd. Notes(a)	7.50	1/15/2031	1,010,000	1,067,841
Carriage Services, Inc., Gtd. Notes(a)	4.25	5/15/2029	143,000	133,856
Champions Financing, Inc., Sr. Scd. Notes(a),(b)	8.75	2/15/2029	37,000	34,251
Cimpress PLC, Gtd. Notes(a)	7.38	9/15/2032	170,000	164,916
Clarivate Science Holdings Corp., Gtd. Notes(a)	4.88	7/1/2029	138,000	129,435
Clarivate Science Holdings Corp., Sr. Scd. Notes(a)	3.88	7/1/2028	255,000	244,175
CoreCivic, Inc., Gtd. Notes	4.75	10/15/2027	305,000	298,240
CoreCivic, Inc., Gtd. Notes	8.25	4/15/2029	120,000	126,955
CPI CG, Inc., Sr. Scd. Notes(a)	10.00	7/15/2029	104,000	108,647
Dcli Bidco LLC, Second Mortgage Notes(a)	7.75	11/15/2029	69,000	70,384
Deluxe Corp., Gtd. Notes(a)	8.00	6/1/2029	158,000	151,665
Deluxe Corp., Sr. Scd. Notes(a)	8.13	9/15/2029	220,000	225,954
EquipmentShare.com, Inc., Scd. Notes(a)	8.63	5/15/2032	150,000	159,617
EquipmentShare.com, Inc., Scd. Notes(a)	9.00	5/15/2028	326,000	343,692
EquipmentShare.com, Inc., Sr. Scd. Notes(a)	8.00	3/15/2033	5,000	5,221
Garda World Security Corp., Sr. Scd. Notes(a)	4.63	2/15/2027	85,000	84,169
Garda World Security Corp., Sr. Scd. Notes(a)	7.75	2/15/2028	52,000	53,539
Garda World Security Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	105,000	102,811
Garda World Security Corp., Sr. Unscd. Notes(a)	8.25	8/1/2032	135,000	139,202

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Commercial & Professional Services — 5.4% (continued)
Garda World Security Corp., Sr. Unscd. Notes(a)	8.38	11/15/2032	290,000	298,785
Grand Canyon University, Scd. Bonds	5.13	10/1/2028	100,000	96,565
Herc Holdings, Inc., Gtd. Notes(a)	5.50	7/15/2027	364,000	362,519
Herc Holdings, Inc., Gtd. Notes(a)	6.63	6/15/2029	190,000	194,565
Herc Holdings, Inc., Gtd. Notes(a)	7.25	6/15/2033	203,000	210,349
Herc Holdings, Inc., Sr. Unscd. Notes(a)	7.00	6/15/2030	304,000	313,905
Korn Ferry, Gtd. Notes(a)	4.63	12/15/2027	60,000	59,024
Matthews International Corp., Scd. Notes(a)	8.63	10/1/2027	219,000	227,970
Mavis Tire Express Services Topco Corp., Sr. Unscd. Notes(a)	6.50	5/15/2029	94,000	92,909
Mobius Merger Sub, Inc., Sr. Scd. Notes(a)	9.00	6/1/2030	132,000	121,138
NESCO Holdings II, Inc., Scd. Notes(a)	5.50	4/15/2029	190,000	185,229
OT Midco, Inc., Sr. Scd. Notes(a)	10.00	2/15/2030	114,000	93,899
Paysafe Finance PLC/Paysafe Holdings US Corp., Sr. Scd. Notes(a)	4.00	6/15/2029	63,000	57,626
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes(a)	6.25	1/15/2028	213,000	212,986
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes(a)	3.38	8/31/2027	550,000	530,894
PROG Holdings, Inc., Gtd. Notes(a)	6.00	11/15/2029	180,000	173,749
R.R. Donnelley & Sons Co., Scd. Notes(a)	10.88	8/1/2029	355,000	346,061
R.R. Donnelley & Sons Co., Sr. Scd. Notes(a)	9.50	8/1/2029	572,000	584,955
Raven Acquisition Holdings LLC, Sr. Scd. Notes(a)	6.88	11/15/2031	456,000	460,565
RRD Intermediate Holdings, Inc., Sr. Unscd. Notes(a),(c)	11.00	12/1/2030	98,624	95,448
RRD Parent, Inc., Sr. Unscd. Notes(a),(c)	10.00	10/15/2031	150,866	266,835
Service Corp. International, Sr. Unscd. Notes	3.38	8/15/2030	308,000	280,361
Service Corp. International, Sr. Unscd. Notes	4.00	5/15/2031	240,000	222,530
Service Corp. International, Sr. Unscd. Notes	4.63	12/15/2027	122,000	120,838
Service Corp. International, Sr. Unscd. Notes	5.13	6/1/2029	259,000	256,475
Service Corp. International, Sr. Unscd. Notes	5.75	10/15/2032	230,000	230,517
Service Corp. International, Sr. Unscd. Notes	7.50	4/1/2027	172,000	178,067
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(a)	6.75	8/15/2032	381,000	393,416
Signal Parent, Inc., Sr. Unscd. Notes(a)	6.13	4/1/2029	90,000	31,638
Sotheby’s, Sr. Scd. Notes(a)	7.38	10/15/2027	130,000	128,447
Sotheby’s/Bidfair Holdings, Inc., Sr. Scd. Notes(a)	5.88	6/1/2029	60,000	54,361
StoneMor, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	175,000	165,988
The ADT Security Corp., Sr. Scd. Notes(a)	4.13	8/1/2029	200,000	191,441
The Brink’s Company, Gtd. Notes(a)	4.63	10/15/2027	65,000	64,075
The Brink’s Company, Gtd. Notes(a)	6.50	6/15/2029	70,000	71,692
The Brink’s Company, Gtd. Notes(a)	6.75	6/15/2032	75,000	77,282
The Geo Group, Inc., Gtd. Notes	10.25	4/15/2031	345,000	379,511
The Geo Group, Inc., Sr. Scd. Notes	8.63	4/15/2029	436,000	462,442
The Hertz Corp., Gtd. Notes(a)	4.63	12/1/2026	91,000	82,295
The Hertz Corp., Gtd. Notes(a)	5.00	12/1/2029	187,000	131,804
The Hertz Corp., Sr. Scd. Notes(a),(b)	12.63	7/15/2029	234,000	244,595
TriNet Group, Inc., Gtd. Notes(a)	3.50	3/1/2029	130,000	120,657
TriNet Group, Inc., Sr. Unscd. Notes(a)	7.13	8/15/2031	108,000	111,218
United Rentals North America, Inc., Gtd. Notes	3.75	1/15/2032	80,000	72,803
United Rentals North America, Inc., Gtd. Notes	3.88	2/15/2031	119,000	111,058
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030	73,000	69,115
United Rentals North America, Inc., Gtd. Notes	4.88	1/15/2028	584,000	580,446
United Rentals North America, Inc., Gtd. Notes	5.25	1/15/2030	165,000	164,670
United Rentals North America, Inc., Gtd. Notes	5.50	5/15/2027	118,000	117,997
United Rentals North America, Inc., Gtd. Notes(a)	6.13	3/15/2034	145,000	148,701
United Rentals North America, Inc., Scd. Notes	3.88	11/15/2027	65,000	63,369
Upbound Group, Inc., Gtd. Notes(a)	6.38	2/15/2029	277,000	270,041
Valvoline, Inc., Sr. Unscd. Notes(a)	3.63	6/15/2031	115,000	103,535
Veritiv Operating Co., Sr. Scd. Notes(a)	10.50	11/30/2030	289,000	313,325
VT Topco, Inc., Sr. Scd. Notes(a)	8.50	8/15/2030	100,000	106,468
Wand NewCo 3, Inc., Sr. Scd. Notes(a)	7.63	1/30/2032	415,000	436,142

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Commercial & Professional Services — 5.4% (continued)
WEX, Inc., Gtd. Notes(a)	6.50	3/15/2033	94,000	95,233
Williams Scotsman, Inc., Sr. Scd. Notes(a)	4.63	8/15/2028	20,000	19,668
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	6/15/2029	135,000	138,463
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	4/15/2030	114,000	117,587
Williams Scotsman, Inc., Sr. Scd. Notes(a)	7.38	10/1/2031	191,000	199,275
ZipRecruiter, Inc., Sr. Unscd. Notes(a)	5.00	1/15/2030	150,000	113,889
				19,705,439
Consumer Discretionary — 9.4%
Acushnet Co., Gtd. Notes(a)	7.38	10/15/2028	41,000	42,809
Adams Homes, Inc., Sr. Unscd. Notes(a)	9.25	10/15/2028	337,000	348,888
Affinity Interactive, Sr. Scd. Notes(a)	6.88	12/15/2027	165,000	91,085
Allen Media LLC/Allen Media Co.-Issuer, Inc., Gtd. Notes(a)	10.50	2/15/2028	160,000	62,119
AMC Entertainment Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/15/2029	165,000	140,377
Amer Sports Co., Sr. Scd. Notes(a)	6.75	2/16/2031	125,000	130,076
American Builders & Contractors Supply Co., Inc., Sr. Scd. Notes(a)	4.00	1/15/2028	173,000	168,453
American Builders & Contractors Supply Co., Inc., Sr. Unscd. Notes(a)	3.88	11/15/2029	63,000	59,348
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	8/1/2029	71,000	67,526
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	4/1/2030	86,000	80,862
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	6.88	8/1/2033	110,000	110,018
Banijay Entertainment SAS, Sr. Scd. Notes(a)	8.13	5/1/2029	150,000	155,534
Beazer Homes USA, Inc., Gtd. Notes	5.88	10/15/2027	47,000	46,881
Beazer Homes USA, Inc., Gtd. Notes(b)	7.25	10/15/2029	95,000	95,586
Beazer Homes USA, Inc., Sr. Unscd. Notes(a)	7.50	3/15/2031	45,000	45,467
Boyd Gaming Corp., Gtd. Notes	4.75	12/1/2027	350,000	347,071
Boyd Gaming Corp., Gtd. Notes(a)	4.75	6/15/2031	648,000	617,349
Boyne USA, Inc., Sr. Unscd. Notes(a)	4.75	5/15/2029	154,000	149,431
Brightstar Lottery PLC, Sr. Scd. Notes(a)	6.25	1/15/2027	74,000	74,755
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	4.88	2/15/2030	55,000	50,080
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	6.25	9/15/2027	359,000	358,475
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Sr. Unscd. Notes(a)	5.00	6/15/2029	55,000	51,251
Caesars Entertainment, Inc., Gtd. Notes(a),(b)	4.63	10/15/2029	143,000	135,197
Caesars Entertainment, Inc., Gtd. Notes(a)	6.00	10/15/2032	89,000	85,936
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	6.50	2/15/2032	304,000	309,805
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	7.00	2/15/2030	393,000	405,420
Carnival Corp., Gtd. Debs.	6.65	1/15/2028	20,000	20,603
Carnival Corp., Gtd. Notes(a)	5.75	3/1/2027	58,000	58,535
Carnival Corp., Gtd. Notes(a)	5.75	3/15/2030	191,000	193,894
Carnival Corp., Gtd. Notes(a)	5.88	6/15/2031	195,000	197,898
Carnival Corp., Gtd. Notes(a)	6.00	5/1/2029	375,000	378,282
Carnival Corp., Gtd. Notes(a)	6.13	2/15/2033	406,000	412,960
Carnival Corp., Sr. Unscd. Notes(a)	5.75	8/1/2032	517,000	520,904
Century Communities, Inc., Gtd. Notes(a)	3.88	8/15/2029	282,000	259,708
Century Communities, Inc., Gtd. Notes	6.75	6/1/2027	32,000	32,019
Churchill Downs, Inc., Gtd. Notes(a)	4.75	1/15/2028	217,000	214,096
Churchill Downs, Inc., Gtd. Notes(a)	5.50	4/1/2027	131,000	130,797
Churchill Downs, Inc., Gtd. Notes(a)	6.75	5/1/2031	222,000	226,842
Churchill Downs, Inc., Sr. Unscd. Notes(a)	5.75	4/1/2030	609,000	607,921
Cinemark USA, Inc., Gtd. Notes(a)	5.25	7/15/2028	236,000	234,441
Cinemark USA, Inc., Gtd. Notes(a)	7.00	8/1/2032	50,000	51,626
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(a)	8.00	2/1/2028	132,000	129,361
Dream Finders Homes, Inc., Gtd. Notes(a)	8.25	8/15/2028	245,000	253,551
Empire Communities Corp., Sr. Unscd. Notes(a)	9.75	5/1/2029	126,000	128,627
Empire Resorts, Inc., Sr. Scd. Notes(a)	7.75	11/1/2026	275,000	271,457

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Discretionary — 9.4% (continued)
Forestar Group, Inc., Gtd. Notes(a)	5.00	3/1/2028	122,000	120,936
Forestar Group, Inc., Gtd. Notes(a)	6.50	3/15/2033	112,000	112,484
Full House Resorts, Inc., Sr. Scd. Notes(a)	8.25	2/15/2028	80,000	77,372
FXI Holdings, Inc., Sr. Scd. Notes(a)	12.25	11/15/2026	207,000	185,242
FXI Holdings, Inc., Sr. Scd. Notes(a)	12.25	11/15/2026	135,000	120,796
Genting New York LLC/Genny Capital, Inc., Gtd. Notes(a)	7.25	10/1/2029	90,000	92,742
Great Canadian Gaming Corp./Raptor LLC, Sr. Scd. Notes(a)	8.75	11/15/2029	181,000	177,322
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.63	2/15/2032	358,000	322,685
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.75	5/1/2029	371,000	353,465
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	4.00	5/1/2031	532,000	496,263
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.88	1/15/2030	344,000	339,307
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.75	5/1/2028	70,000	70,064
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	4/1/2029	287,000	291,601
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	3/15/2033	465,000	469,771
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	6.13	4/1/2032	287,000	292,658
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes(a)	4.88	7/1/2031	10,000	9,208
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Scd. Notes(a)	6.63	1/15/2032	40,000	40,484
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Unscd. Notes(a)	5.00	6/1/2029	174,000	166,478
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.88	4/1/2027	196,000	195,562
Installed Building Products, Inc., Gtd. Notes(a)	5.75	2/1/2028	180,000	179,532
Jacobs Entertainment, Inc., Sr. Unscd. Notes(a)	6.75	2/15/2029	138,000	134,492
K.Hovnanian Enterprises, Inc., Sr. Scd. Bonds(a)	8.00	9/30/2028	35,000	35,309
K.Hovnanian Enterprises, Inc., Sr. Scd. Bonds(a)	11.75	9/30/2029	321,000	346,985
KB Home, Gtd. Notes	7.25	7/15/2030	80,000	82,334
LGI Homes, Inc., Gtd. Notes(a),(b)	4.00	7/15/2029	221,000	201,344
LGI Homes, Inc., Gtd. Notes(a)	7.00	11/15/2032	213,000	204,829
LGI Homes, Inc., Gtd. Notes(a)	8.75	12/15/2028	277,000	290,062
Life Time, Inc., Sr. Scd. Notes(a)	6.00	11/15/2031	10,000	10,078
Light & Wonder International, Inc., Gtd. Notes(a)	7.00	5/15/2028	150,000	150,193
Light & Wonder International, Inc., Gtd. Notes(a)	7.25	11/15/2029	195,000	200,216
Light & Wonder International, Inc., Gtd. Notes(a)	7.50	9/1/2031	207,000	215,833
Lindblad Expeditions Holdings, Inc., Sr. Scd. Notes(a)	9.00	5/15/2028	25,000	26,058
Lindblad Expeditions LLC, Sr. Scd. Notes(a)	6.75	2/15/2027	70,000	70,142
Live Nation Entertainment, Inc., Gtd. Notes(a)	4.75	10/15/2027	326,000	321,034
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	3.75	1/15/2028	130,000	126,318
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	6.50	5/15/2027	311,000	314,530
M/I Homes, Inc., Gtd. Notes	3.95	2/15/2030	60,000	55,889
M/I Homes, Inc., Gtd. Notes	4.95	2/1/2028	174,000	172,407
MajorDrive Holdings IV LLC, Sr. Unscd. Notes(a)	6.38	6/1/2029	96,000	79,275
Marriott Ownership Resorts, Inc., Gtd. Notes(a),(b)	4.50	6/15/2029	39,000	37,220
Marriott Ownership Resorts, Inc., Gtd. Notes	4.75	1/15/2028	47,000	45,833
Mattamy Group Corp., Sr. Unscd. Notes(a)	4.63	3/1/2030	103,000	98,805
Mattamy Group Corp., Sr. Unscd. Notes(a)	5.25	12/15/2027	225,000	223,758
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.38	12/4/2029	225,000	214,398
Melco Resorts Finance Ltd., Sr. Unscd. Notes	5.63	7/17/2027	111,000	110,761
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.75	7/21/2028	495,000	485,533
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	7.63	4/17/2032	270,000	277,108
Merlin Entertainments Group US Holdings, Inc., Sr. Scd. Notes(a)	7.38	2/15/2031	68,000	59,412
MGM China Holdings Ltd., Sr. Unscd. Notes(a)	4.75	2/1/2027	259,000	256,786
MGM China Holdings Ltd., Sr. Unscd. Notes(a)	7.13	6/26/2031	120,000	124,915
MGM Resorts International, Gtd. Notes	4.63	9/1/2026	63,000	62,779
MGM Resorts International, Gtd. Notes	4.75	10/15/2028	79,000	78,006
MGM Resorts International, Gtd. Notes	5.50	4/15/2027	120,000	120,420

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Discretionary — 9.4% (continued)
MGM Resorts International, Gtd. Notes	6.13	9/15/2029	138,000	140,015
MGM Resorts International, Gtd. Notes(b)	6.50	4/15/2032	109,000	110,780
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(a)	4.88	5/1/2029	80,000	77,105
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Gtd. Notes(a)	13.25	12/15/2029	44,000	49,636
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(a)	11.88	4/15/2031	220,000	229,330
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(a)	8.25	4/15/2030	110,000	113,981
Motion Bondco DAC, Gtd. Notes(a)	6.63	11/15/2027	123,000	117,094
Motion Finco Sarl, Sr. Scd. Notes(a)	8.38	2/15/2032	156,000	138,212
NCL Corp. Ltd., Sr. Scd. Notes(a)	5.88	2/15/2027	138,000	138,344
NCL Corp. Ltd., Sr. Scd. Notes(a)	8.13	1/15/2029	99,000	104,074
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	3/1/2030	49,000	49,568
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.75	2/1/2032	217,000	222,895
NCL Corp. Ltd., Sr. Unscd. Notes(a)	7.75	2/15/2029	111,000	117,827
NCL Finance Ltd., Gtd. Notes(a)	6.13	3/15/2028	65,000	65,910
Odeon Finco PLC, Sr. Scd. Notes(a)	12.75	11/1/2027	148,000	154,427
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., Sr. Scd. Notes(a)	8.00	8/1/2030	103,000	104,175
Penn Entertainment, Inc., Sr. Unscd. Notes(a)	5.63	1/15/2027	65,000	64,679
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.63	9/1/2029	228,000	136,800
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.88	9/1/2031	208,000	128,482
RB Global Holdings, Inc., Gtd. Notes(a)	7.75	3/15/2031	485,000	508,595
RB Global Holdings, Inc., Sr. Scd. Notes(a)	6.75	3/15/2028	300,000	307,291
Resideo Funding, Inc., Gtd. Notes(a)	4.00	9/1/2029	35,000	32,903
Resideo Funding, Inc., Gtd. Notes(a)	6.50	7/15/2032	277,000	281,063
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Scd. Bonds(a)	6.63	2/1/2033	174,000	175,635
Sabre GLBL, Inc., Sr. Scd. Notes(a)	8.63	6/1/2027	123,000	124,924
Sabre GLBL, Inc., Sr. Scd. Notes(a),(b)	10.75	11/15/2029	101,000	104,023
Sabre GLBL, Inc., Sr. Scd. Notes(a)	11.13	7/15/2030	448,000	472,962
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(a)	6.63	3/1/2030	249,000	240,035
SeaWorld Parks & Entertainment, Inc., Gtd. Notes(a),(b)	5.25	8/15/2029	96,000	93,641
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	2/15/2028	101,000	98,805
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	4/1/2029	3,000	2,898
Six Flags Entertainment Corp., Gtd. Notes(a)	5.50	4/15/2027	85,000	84,828
Six Flags Entertainment Corp., Gtd. Notes(a)	7.25	5/15/2031	206,000	209,803
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.25	7/15/2029	210,000	204,059
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.38	4/15/2027	60,000	59,853
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	6.50	10/1/2028	6,000	6,055
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., Sr. Scd. Notes(a)	6.63	5/1/2032	110,000	112,069
Somnigroup International, Inc., Gtd. Notes(a)	3.88	10/15/2031	284,000	256,444
Somnigroup International, Inc., Gtd. Notes(a)	4.00	4/15/2029	356,000	338,240
Speedway Motorsports LLC/Speedway Funding II, Inc., Sr. Unscd. Notes(a)	4.88	11/1/2027	20,000	19,784
Starz Capital Holdings LLC, Gtd. Notes(a)	5.50	4/15/2029	59,000	48,840
Station Casinos LLC, Gtd. Notes(a)	4.50	2/15/2028	175,000	171,068
Station Casinos LLC, Gtd. Notes(a)	4.63	12/1/2031	55,000	51,472
Station Casinos LLC, Gtd. Notes(a)	6.63	3/15/2032	135,000	137,718
STL Holding Co. LLC, Sr. Unscd. Notes(a)	8.75	2/15/2029	236,000	245,455
Studio City Co. Ltd., Sr. Scd. Notes(a)	7.00	2/15/2027	110,000	110,800
Studio City Finance Ltd., Gtd. Notes(a)	5.00	1/15/2029	235,000	220,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Discretionary — 9.4% (continued)
Studio City Finance Ltd., Gtd. Notes(a),(b)	6.50	1/15/2028	335,000	332,031
Taylor Morrison Communities, Inc., Gtd. Notes(a)	5.75	1/15/2028	185,000	186,741
Taylor Morrison Communities, Inc., Gtd. Notes(a)	5.88	6/15/2027	105,000	105,848
The New Home Company, Inc., Sr. Unscd. Notes(a)	8.50	11/1/2030	86,000	87,864
The New Home Company, Inc., Sr. Unscd. Notes(a)	9.25	10/1/2029	149,000	154,615
Thor Industries, Inc., Gtd. Notes(a)	4.00	10/15/2029	255,000	239,130
Travel + Leisure Co., Sr. Scd. Notes(a)	4.50	12/1/2029	139,000	133,466
Travel + Leisure Co., Sr. Scd. Notes(a)	4.63	3/1/2030	106,000	101,710
Travel + Leisure Co., Sr. Scd. Notes	6.00	4/1/2027	231,000	232,685
TRI Pointe Group, Inc., Gtd. Notes	5.25	6/1/2027	93,000	92,621
TRI Pointe Group, Inc., Gtd. Notes	5.70	6/15/2028	350,000	353,631
Vail Resorts, Inc., Gtd. Notes(a)	6.50	5/15/2032	170,000	174,752
Velocity Vehicle Group LLC, Sr. Unscd. Notes(a)	8.00	6/1/2029	130,000	131,720
Viking Cruises Ltd., Gtd. Notes(a)	5.88	9/15/2027	60,000	59,927
Viking Cruises Ltd., Gtd. Notes(a)	9.13	7/15/2031	52,000	55,933
Viking Cruises Ltd., Sr. Unscd. Notes(a)	7.00	2/15/2029	121,000	121,914
VOC Escrow Ltd., Sr. Scd. Notes(a)	5.00	2/15/2028	238,000	235,769
Voyager Parent LLC, Sr. Scd. Notes(a)	9.25	7/1/2032	298,000	315,312
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	440,000	431,208
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	430,000	404,578
Warnermedia Holdings, Inc., Gtd. Notes(b)	4.28	3/15/2032	120,000	95,545
Warnermedia Holdings, Inc., Gtd. Notes(b)	4.28	3/15/2032	750,000	631,488
Warnermedia Holdings, Inc., Gtd. Notes	5.05	3/15/2042	1,970,000	1,316,875
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	470,000	290,847
Whirlpool Corp., Sr. Unscd. Notes	2.40	5/15/2031	70,000	58,598
Whirlpool Corp., Sr. Unscd. Notes	4.50	6/1/2046	170,000	127,570
Whirlpool Corp., Sr. Unscd. Notes(b)	4.60	5/15/2050	170,000	126,769
Whirlpool Corp., Sr. Unscd. Notes	4.70	5/14/2032	81,000	74,176
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	160,000	156,280
Whirlpool Corp., Sr. Unscd. Notes	5.15	3/1/2043	49,000	41,278
Whirlpool Corp., Sr. Unscd. Notes(b)	5.50	3/1/2033	73,000	69,367
Whirlpool Corp., Sr. Unscd. Notes	5.75	3/1/2034	76,000	72,591
Whirlpool Corp., Sr. Unscd. Notes	6.13	6/15/2030	100,000	99,765
Whirlpool Corp., Sr. Unscd. Notes	6.50	6/15/2033	100,000	98,445
Windsor Holdings III LLC, Sr. Scd. Notes(a)	8.50	6/15/2030	176,000	186,858
Winnebago Industries, Inc., Sr. Scd. Notes(a)	6.25	7/15/2028	131,000	130,247
Wyndham Hotels & Resorts, Inc., Gtd. Notes(a)	4.38	8/15/2028	260,000	252,352
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes(a)	5.25	5/15/2027	273,000	272,648
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.13	12/15/2029	164,000	157,729
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.50	10/1/2027	70,000	69,767
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.63	8/26/2028	149,000	147,551
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	5.13	10/1/2029	99,000	98,207
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	6.25	3/15/2033	310,000	310,790
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	7.13	2/15/2031	203,000	215,874
				33,936,280
Consumer Durables & Apparel — .6%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(a),(c)	10.00	7/15/2033	540,000	563,073
Champ Acquisition Corp., Sr. Scd. Notes(a)	8.38	12/1/2031	110,000	116,467
Crocs, Inc., Gtd. Notes(a)	4.13	8/15/2031	136,000	122,892
Crocs, Inc., Gtd. Notes(a)	4.25	3/15/2029	165,000	157,047
Hanesbrands, Inc., Gtd. Notes(a)	9.00	2/15/2031	56,000	58,993
Kontoor Brands, Inc., Gtd. Notes(a)	4.13	11/15/2029	240,000	223,248
S&S Holdings LLC, Sr. Scd. Notes(a)	8.38	10/1/2031	260,000	249,286
Under Armour, Inc., Gtd. Notes(a)	7.25	7/15/2030	216,000	221,192
VF Corp., Sr. Unscd. Notes	2.80	4/23/2027	54,000	51,560
VF Corp., Sr. Unscd. Notes	2.95	4/23/2030	280,000	237,167

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Durables & Apparel — .6% (continued)
VF Corp., Sr. Unscd. Notes	6.45	11/1/2037	45,000	40,318
Wolverine World Wide, Inc., Gtd. Notes(a)	4.00	8/15/2029	79,000	71,178
				2,112,421
Consumer Staples — .8%
ACCO Brands Corp., Gtd. Notes(a)	4.25	3/15/2029	60,000	53,147
CD&R Smokey Buyer, Inc./Radio Systems Corp., Sr. Scd. Notes(a)	9.50	10/15/2029	148,000	123,064
Central Garden & Pet Co., Gtd. Notes	5.13	2/1/2028	45,000	44,815
Edgewell Personal Care Co., Gtd. Notes(a)	4.13	4/1/2029	51,000	48,274
Edgewell Personal Care Co., Gtd. Notes(a)	5.50	6/1/2028	207,000	205,570
Kronos Acquisition Holdings, Inc., Sr. Scd. Notes(a)	8.25	6/30/2031	192,000	166,605
Kronos Acquisition Holdings, Inc., Sr. Unscd. Notes(a)	10.75	6/30/2032	84,000	56,447
Newell Brands, Inc., Sr. Unscd. Notes	6.38	9/15/2027	84,000	85,081
Newell Brands, Inc., Sr. Unscd. Notes	6.38	5/15/2030	167,000	162,325
Newell Brands, Inc., Sr. Unscd. Notes	6.63	9/15/2029	52,000	51,700
Newell Brands, Inc., Sr. Unscd. Notes	6.63	5/15/2032	30,000	28,701
Newell Brands, Inc., Sr. Unscd. Notes	6.88	4/1/2036	60,000	57,276
Newell Brands, Inc., Sr. Unscd. Notes	7.00	4/1/2046	240,000	205,786
Newell Brands, Inc., Sr. Unscd. Notes(a)	8.50	6/1/2028	331,000	347,223
Opal Bidco SAS, Sr. Scd. Bonds(a)	6.50	3/31/2032	264,000	266,950
Perrigo Finance Unlimited Co., Gtd. Bonds	4.90	12/15/2044	65,000	52,059
Perrigo Finance Unlimited Co., Gtd. Notes	4.90	6/15/2030	133,000	129,529
Perrigo Finance Unlimited Co., Gtd. Notes	6.13	9/30/2032	184,000	185,195
Prestige Brands, Inc., Gtd. Notes(a)	3.75	4/1/2031	205,000	187,631
Prestige Brands, Inc., Gtd. Notes(a)	5.13	1/15/2028	290,000	287,427
SWF Holdings I Corp., Scd. Notes(a)	6.50	10/6/2029	38,000	18,528
SWF Holdings I Corp., Sr. Unscd. Notes(a)	6.50	10/1/2029	131,000	49,769
The Scotts Miracle-Gro Company, Gtd. Notes	4.00	4/1/2031	46,000	42,026
The Scotts Miracle-Gro Company, Gtd. Notes	4.38	2/1/2032	34,000	30,883
The Scotts Miracle-Gro Company, Gtd. Notes	4.50	10/15/2029	5,000	4,799
The Scotts Miracle-Gro Company, Gtd. Notes	5.25	12/15/2026	3,000	3,000
				2,893,810
Diversified Financials — 6.5%
AG TTMT Escrow Issuer LLC, Sr. Scd. Notes(a)	8.63	9/30/2027	133,000	136,579
Ally Financial, Inc., Sub. Notes	6.65	1/17/2040	132,000	131,109
Aretec Group, Inc., Sr. Scd. Notes(a)	10.00	8/15/2030	270,000	294,653
Aretec Group, Inc., Sr. Unscd. Notes(a)	7.50	4/1/2029	65,000	64,998
Armor Holdco, Inc., Gtd. Notes(a)	8.50	11/15/2029	108,000	103,779
Azorra Finance Ltd., Gtd. Notes(a)	7.25	1/15/2031	70,000	71,490
Azorra Finance Ltd., Gtd. Notes(a)	7.75	4/15/2030	286,000	297,762
Bread Financial Holdings, Inc., Gtd. Notes(a)	9.75	3/15/2029	505,000	541,759
Bread Financial Holdings, Inc., Sub. Notes(a)	8.38	6/15/2035	108,000	111,597
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.25	4/15/2028	285,000	283,619
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.88	4/15/2030	275,000	274,433
Burford Capital Global Finance LLC, Gtd. Notes(a)	9.25	7/1/2031	435,000	460,123
Cobra Acquisitionco LLC, Gtd. Notes(a)	6.38	11/1/2029	113,000	98,584
Cobra Acquisitionco LLC, Sr. Unscd. Notes(a)	12.25	11/1/2029	76,000	79,003
Coinbase Global, Inc., Gtd. Notes(a)	3.38	10/1/2028	205,000	193,015
Coinbase Global, Inc., Gtd. Notes(a)	3.63	10/1/2031	260,000	232,788
Compass Group Diversified Holdings LLC, Gtd. Notes(a)	5.25	4/15/2029	213,000	197,831
Compass Group Diversified Holdings LLC, Sr. Unscd. Notes(a),(b)	5.00	1/15/2032	30,000	26,355
Credit Acceptance Corp., Gtd. Notes(a)	6.63	3/15/2030	132,000	133,705
Credit Acceptance Corp., Gtd. Notes(a)	9.25	12/15/2028	229,000	242,225
Encore Capital Group, Inc., Sr. Scd. Notes(a)	8.50	5/15/2030	301,000	318,598
Encore Capital Group, Inc., Sr. Scd. Notes(a)	9.25	4/1/2029	140,000	148,136
Enova International, Inc., Gtd. Notes(a)	9.13	8/1/2029	135,000	141,443
Enova International, Inc., Gtd. Notes(a)	11.25	12/15/2028	363,000	387,696

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Diversified Financials — 6.5% (continued)
EZCORP, Inc., Gtd. Notes(a)	7.38	4/1/2032	170,000	177,089
Finance of America Funding LLC, Sr. Scd. Notes(a)	7.88	11/30/2026	59,000	53,716
Focus Financial Partners LLC, Sr. Scd. Notes(a)	6.75	9/15/2031	220,000	224,799
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a),(b)	8.38	4/1/2032	120,000	122,567
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.13	5/15/2031	326,000	338,907
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.25	2/1/2029	409,000	427,674
GGAM Finance Ltd., Gtd. Notes(a)	6.88	4/15/2029	90,000	92,781
GGAM Finance Ltd., Gtd. Notes(a)	8.00	2/15/2027	185,000	190,596
GGAM Finance Ltd., Sr. Unscd. Notes(a)	5.88	3/15/2030	100,000	100,402
GGAM Finance Ltd., Sr. Unscd. Notes(a)	8.00	6/15/2028	225,000	237,770
Global Aircraft Leasing Co. Ltd., Sr. Scd. Notes(a)	8.75	9/1/2027	460,000	474,075
Goeasy Ltd., Gtd. Notes(a)	6.88	5/15/2030	101,000	101,450
Goeasy Ltd., Gtd. Notes(a)	9.25	12/1/2028	222,000	234,942
Goeasy Ltd., Sr. Unscd. Notes(a)	7.38	10/1/2030	101,000	102,963
Goeasy Ltd., Sr. Unscd. Notes(a)	7.63	7/1/2029	219,000	225,542
Hightower Holding LLC, Gtd. Notes(a)	6.75	4/15/2029	126,000	125,386
Hightower Holding LLC, Sr. Unscd. Notes(a)	9.13	1/31/2030	80,000	85,078
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	4.38	2/1/2029	214,000	183,863
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	5.25	5/15/2027	377,000	367,320
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.00	6/15/2030	216,000	209,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.75	1/15/2029	225,000	227,506
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(a)	10.00	11/15/2029	146,000	147,843
Jane Street Group/JSG Finance, Inc., Sr. Scd. Bonds(a)	6.75	5/1/2033	377,000	385,974
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	4.50	11/15/2029	20,000	19,161
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	6.13	11/1/2032	308,000	305,758
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	7.13	4/30/2031	286,000	295,473
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Sr. Unscd. Notes(a)	5.00	8/15/2028	419,000	404,151
Jefferson Capital Holdings LLC, Gtd. Notes(a)	6.00	8/15/2026	287,000	286,398
Jefferson Capital Holdings LLC, Gtd. Notes(a)	8.25	5/15/2030	145,000	151,372
Jefferson Capital Holdings LLC, Gtd. Notes(a)	9.50	2/15/2029	285,000	300,905
LD Holdings Group LLC, Gtd. Notes(a)	6.13	4/1/2028	101,000	86,583
LD Holdings Group LLC, Gtd. Notes(a)	8.75	11/1/2027	80,000	74,992
LFS Topco LLC, Sr. Unscd. Notes(a)	8.75	7/15/2030	123,000	118,946
Midcap Financial Issuer Trust, Sr. Unscd. Notes(a)	5.63	1/15/2030	305,000	286,504
Midcap Financial Issuer Trust, Sr. Unscd. Notes(a)	6.50	5/1/2028	511,000	506,649
Nationstar Mortgage Holdings, Inc., Gtd. Notes(a)	5.13	12/15/2030	200,000	201,231
Nationstar Mortgage Holdings, Inc., Gtd. Notes(a)	5.50	8/15/2028	270,000	269,725
Nationstar Mortgage Holdings, Inc., Gtd. Notes(a)	5.75	11/15/2031	173,000	174,485
Nationstar Mortgage Holdings, Inc., Gtd. Notes(a)	6.00	1/15/2027	103,000	103,107
Nationstar Mortgage Holdings, Inc., Gtd. Notes(a)	6.50	8/1/2029	230,000	235,032
Nationstar Mortgage Holdings, Inc., Gtd. Notes(a)	7.13	2/1/2032	275,000	287,195
Navient Corp., Sr. Unscd. Notes	4.88	3/15/2028	50,000	48,771
Navient Corp., Sr. Unscd. Notes	5.00	3/15/2027	99,000	97,895
Navient Corp., Sr. Unscd. Notes	5.50	3/15/2029	140,000	136,982
Navient Corp., Sr. Unscd. Notes	5.63	8/1/2033	160,000	143,978
Navient Corp., Sr. Unscd. Notes	7.88	6/15/2032	100,000	104,166
Navient Corp., Sr. Unscd. Notes	9.38	7/25/2030	94,000	102,812
Navient Corp., Sr. Unscd. Notes	11.50	3/15/2031	60,000	67,383
OneMain Finance Corp., Gtd. Notes	3.50	1/15/2027	240,000	234,183
OneMain Finance Corp., Gtd. Notes	3.88	9/15/2028	150,000	143,063
OneMain Finance Corp., Gtd. Notes	4.00	9/15/2030	225,000	205,836
OneMain Finance Corp., Gtd. Notes	5.38	11/15/2029	106,000	103,916
OneMain Finance Corp., Gtd. Notes	6.63	1/15/2028	189,000	193,491
OneMain Finance Corp., Gtd. Notes	6.63	5/15/2029	350,000	357,409
OneMain Finance Corp., Gtd. Notes	6.75	3/15/2032	158,000	160,261
OneMain Finance Corp., Gtd. Notes	7.13	11/15/2031	205,000	211,629

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Diversified Financials — 6.5% (continued)
OneMain Finance Corp., Gtd. Notes	7.13	9/15/2032	211,000	217,558
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	206,000	214,760
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	292,000	307,435
OneMain Finance Corp., Gtd. Notes	9.00	1/15/2029	126,000	132,075
Osaic Holdings, Inc., Gtd. Notes(a)	8.00	8/1/2033	100,000	101,811
Osaic Holdings, Inc., Sr. Unscd. Notes(a)	10.75	8/1/2027	60,000	60,000
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., Sr. Unscd. Notes(a)	6.38	2/1/2027	260,000	259,850
PennyMac Financial Services, Inc., Gtd. Bonds(a)	6.88	5/15/2032	232,000	236,446
PennyMac Financial Services, Inc., Gtd. Notes(a)	4.25	2/15/2029	292,000	279,892
PennyMac Financial Services, Inc., Gtd. Notes(a)	5.75	9/15/2031	172,000	168,113
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.88	2/15/2033	236,000	240,500
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.13	11/15/2030	224,000	230,818
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.88	12/15/2029	245,000	258,528
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(a)	9.88	11/1/2029	156,000	156,310
Phoenix Aviation Capital Ltd., Sr. Unscd. Notes(a)	9.25	7/15/2030	156,000	163,230
Planet Financial Group LLC, Gtd. Notes(a)	10.50	12/15/2029	199,000	203,181
PRA Group, Inc., Gtd. Notes(a)	5.00	10/1/2029	275,000	254,013
PRA Group, Inc., Gtd. Notes(a)	8.38	2/1/2028	241,000	246,640
PRA Group, Inc., Gtd. Notes(a)	8.88	1/31/2030	280,000	290,704
Prospect Capital Corp., Sr. Unscd. Notes(b)	3.36	11/15/2026	95,000	91,170
Prospect Capital Corp., Sr. Unscd. Notes(b)	3.44	10/15/2028	123,000	111,038
Provident Funding Associates LP/PFG Finance Corp., Sr. Unscd. Notes(a)	9.75	9/15/2029	170,000	178,026
RFNA LP, Sr. Unscd. Notes(a)	7.88	2/15/2030	51,000	51,978
Rocket Cos., Inc., Gtd. Notes(a)	6.13	8/1/2030	540,000	547,972
Rocket Cos., Inc., Gtd. Notes(a)	6.38	8/1/2033	520,000	530,527
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., Gtd. Notes(a)	2.88	10/15/2026	192,000	187,260
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., Gtd. Notes(a)	3.88	3/1/2031	207,000	190,946
Stonex Escrow Issuer LLC, Scd. Notes(a)	6.88	7/15/2032	160,000	163,025
StoneX Group, Inc., Scd. Notes(a)	7.88	3/1/2031	180,000	189,487
TrueNoord Capital DAC, Gtd. Notes(a)	8.75	3/1/2030	122,000	126,378
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.50	4/15/2029	140,000	137,002
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.75	6/15/2027	235,000	235,151
UWM Holdings LLC, Gtd. Notes(a)	6.63	2/1/2030	210,000	210,226
VFH Parent LLC/Valor Co.-Issuer, Inc., Sr. Scd. Bonds(a)	7.50	6/15/2031	143,000	148,799
World Acceptance Corp., Gtd. Notes(a)	7.00	11/1/2026	85,000	86,487
				23,436,001
Electronic Components — .6%
Atkore, Inc., Sr. Unscd. Notes(a)	4.25	6/1/2031	30,000	27,703
Coherent Corp., Gtd. Notes(a)	5.00	12/15/2029	162,000	158,513
Energizer Holdings, Inc., Gtd. Notes(a)	4.38	3/31/2029	134,000	127,080
Energizer Holdings, Inc., Gtd. Notes(a)	4.75	6/15/2028	118,000	114,838
Energizer Holdings, Inc., Gtd. Notes(a)	6.50	12/31/2027	5,000	5,069
EnerSys, Gtd. Notes(a)	4.38	12/15/2027	98,000	96,271
EnerSys, Gtd. Notes(a)	6.63	1/15/2032	143,000	146,952
Imola Merger Corp., Sr. Scd. Notes(a)	4.75	5/15/2029	721,000	699,041
Sensata Technologies BV, Gtd. Notes(a)	4.00	4/15/2029	180,000	171,084
Sensata Technologies BV, Gtd. Notes(a)	5.88	9/1/2030	104,000	104,100
TTM Technologies, Inc., Gtd. Notes(a)	4.00	3/1/2029	92,000	87,644
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2029	118,000	121,000
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2033	115,000	117,738
WESCO Distribution, Inc., Gtd. Notes(a)	7.25	6/15/2028	175,000	177,436
				2,154,469
Energy — 11.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(a)	7.50	10/1/2029	330,000	345,657
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.38	6/15/2029	169,000	167,456
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.75	3/1/2027	110,000	110,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.1% (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.75	1/15/2028	113,000	112,871
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	6.63	2/1/2032	215,000	220,761
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.25	4/1/2028	39,000	39,127
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.63	9/1/2032	255,000	258,833
Aris Water Holdings LLC, Gtd. Notes(a)	7.25	4/1/2030	99,000	101,591
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	5.88	6/30/2029	88,000	87,748
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	6.63	10/15/2032	181,000	184,161
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	6.63	7/15/2033	143,000	145,087
Baytex Energy Corp., Gtd. Notes(a),(b)	7.38	3/15/2032	121,000	116,956
Baytex Energy Corp., Gtd. Notes(a)	8.50	4/30/2030	291,000	296,078
Bristow Group, Inc., Sr. Scd. Notes(a)	6.88	3/1/2028	286,000	286,836
Buckeye Partners LP, Sr. Unscd. Notes	3.95	12/1/2026	132,000	129,797
Buckeye Partners LP, Sr. Unscd. Notes	4.13	12/1/2027	128,000	124,905
Buckeye Partners LP, Sr. Unscd. Notes(a)	4.50	3/1/2028	110,000	107,419
Buckeye Partners LP, Sr. Unscd. Notes	5.60	10/15/2044	140,000	119,094
Buckeye Partners LP, Sr. Unscd. Notes	5.85	11/15/2043	140,000	124,521
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.75	2/1/2030	97,000	100,475
Buckeye Partners LP, Sr. Unscd. Notes	6.75	8/15/2033	115,000	116,427
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.88	7/1/2029	194,000	199,521
California Resources Corp., Gtd. Notes(a)	8.25	6/15/2029	660,000	677,827
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	8.13	1/15/2027	56,400	55,815
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	7/15/2028	61,000	58,504
Chord Energy Corp., Gtd. Notes(a)	6.75	3/15/2033	396,000	403,839
Civitas Resources, Inc., Gtd. Notes(a)	5.00	10/15/2026	210,000	207,761
Civitas Resources, Inc., Gtd. Notes(a)	8.38	7/1/2028	420,000	432,411
Civitas Resources, Inc., Gtd. Notes(a)	8.63	11/1/2030	209,000	213,378
Civitas Resources, Inc., Gtd. Notes(a)	8.75	7/1/2031	368,000	372,573
Civitas Resources, Inc., Gtd. Notes(a)	9.63	6/15/2033	138,000	141,907
CNX Midstream Partners LP, Gtd. Notes(a)	4.75	4/15/2030	130,000	122,660
CNX Resources Corp., Gtd. Notes(a)	6.00	1/15/2029	244,000	243,804
CNX Resources Corp., Gtd. Notes(a)	7.25	3/1/2032	342,000	352,255
CNX Resources Corp., Gtd. Notes(a)	7.38	1/15/2031	227,000	234,470
Comstock Resources, Inc., Gtd. Notes(a)	5.88	1/15/2030	195,000	183,974
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	384,000	380,706
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	229,000	225,464
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(a)	5.50	6/15/2031	361,000	352,898
Crescent Energy Finance LLC, Gtd. Notes(a)	7.38	1/15/2033	304,000	291,056
Crescent Energy Finance LLC, Gtd. Notes(a)	7.63	4/1/2032	315,000	307,918
Crescent Energy Finance LLC, Gtd. Notes(a)	8.38	1/15/2034	165,000	163,564
CVR Energy, Inc., Gtd. Bonds(a)	5.75	2/15/2028	244,000	234,420
CVR Energy, Inc., Gtd. Notes(a)	8.50	1/15/2029	300,000	294,745
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.13	6/1/2028	273,000	273,836
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.38	6/30/2033	184,000	181,764
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	8.63	3/15/2029	520,000	540,990
Diamond Foreign Asset Co./Diamond Finance LLC, Scd. Notes(a)	8.50	10/1/2030	100,000	104,303
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes(a)	8.75	5/1/2031	164,000	181,197
Enerflex Ltd., Sr. Scd. Notes(a)	9.00	10/15/2027	141,000	145,233
Energy Transfer LP, Jr. Sub. Notes	7.13	10/1/2054	198,000	203,108
Energy Transfer LP, Jr. Sub. Notes	8.00	5/15/2054	360,000	383,656
EnQuest PLC, Gtd. Notes(a)	11.63	11/1/2027	85,000	87,154
Excelerate Energy LP, Gtd. Bonds(a)	8.00	5/15/2030	231,000	241,905
FORESEA Holding SA, Sr. Scd. Notes(a),(b)	7.50	6/15/2030	155,000	148,102
FTAI Infra Escrow Holdings LLC, Sr. Scd. Notes(a)	10.50	6/1/2027	164,000	168,946
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.75	2/1/2028	275,000	277,753
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.88	5/15/2032	151,000	156,265
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.00	5/15/2033	156,000	161,793

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.1% (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.25	1/15/2029	140,000	145,919
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.88	4/15/2030	104,000	110,004
Global Marine, Inc., Gtd. Notes	7.00	6/1/2028	45,000	41,917
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	30,000	30,396
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	7.13	7/1/2033	121,000	122,856
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	8.25	1/15/2032	108,000	113,167
Greenfire Resources Ltd., Sr. Scd. Notes(a)	12.00	10/1/2028	268,000	282,065
Gulfport Energy Operating Corp., Gtd. Notes(a)	6.75	9/1/2029	268,000	272,675
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	9/1/2028	382,000	386,502
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	5/15/2032	121,000	125,850
Helix Energy Solutions Group, Inc., Gtd. Notes(a)	9.75	3/1/2029	360,000	375,764
Hess Midstream Operations LP, Gtd. Notes(a)	4.25	2/15/2030	90,000	87,099
Hess Midstream Operations LP, Gtd. Notes(a)	5.88	3/1/2028	136,000	138,288
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	5.75	2/1/2029	150,000	147,079
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	4/15/2030	30,000	29,516
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	2/1/2031	50,000	48,270
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	11/1/2028	120,000	120,542
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	4/15/2032	20,000	19,203
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.88	5/15/2034	70,000	67,352
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	7.25	2/15/2035	272,000	264,774
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	8.38	11/1/2033	70,000	73,116
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	8.88	7/15/2028	90,000	94,062
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(a)	8.13	10/15/2029	120,000	124,081
ITT Holdings LLC, Sr. Unscd. Notes(a)	6.50	8/1/2029	573,000	545,221
Kimmeridge Texas Gas LLC, Sr. Unscd. Notes(a)	8.50	2/15/2030	162,000	166,442
Kinetik Holdings LP, Gtd. Notes(a)	5.88	6/15/2030	10,000	10,004
Kinetik Holdings LP, Sr. Unscd. Notes(a)	6.63	12/15/2028	185,000	188,897
Kodiak Gas Services LLC, Gtd. Notes(a)	7.25	2/15/2029	210,000	215,389
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(a)	7.63	8/15/2029	284,000	278,228
Long Ridge Energy LLC, Sr. Scd. Bonds(a),(b)	8.75	2/15/2032	151,000	156,682
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Gtd. Notes(a)	6.88	12/1/2032	80,000	80,832
Martin Midstream Partners LP/Martin Midstream Finance Corp., Scd. Notes(a)	11.50	2/15/2028	323,000	341,957
Matador Resources Co., Gtd. Notes(a)	6.25	4/15/2033	217,000	214,914
Matador Resources Co., Gtd. Notes(a)	6.50	4/15/2032	585,000	585,964
Matador Resources Co., Gtd. Notes(a)	6.88	4/15/2028	290,000	294,661
MEG Energy Corp., Gtd. Notes(a)	5.88	2/1/2029	127,000	127,032
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(a)	8.25	9/1/2031	383,000	373,852
Murphy Oil Corp., Sr. Unscd. Notes	5.88	12/1/2042	20,000	16,331
Murphy Oil Corp., Sr. Unscd. Notes	6.00	10/1/2032	20,000	19,170
Nabors Industries Ltd., Gtd. Notes(a),(b)	7.50	1/15/2028	67,000	61,839
Nabors Industries, Inc., Gtd. Notes(a)	7.38	5/15/2027	329,000	331,976
Nabors Industries, Inc., Gtd. Notes(a),(b)	8.88	8/15/2031	103,000	82,632
Nabors Industries, Inc., Gtd. Notes(a)	9.13	1/31/2030	115,000	113,920
New Fortress Energy, Inc., Sr. Scd. Notes(a)	6.50	9/30/2026	100,000	34,906
NFE Financing LLC, Sr. Scd. Notes(a)	12.00	11/15/2029	627,000	221,217
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.13	2/15/2029	450,000	445,462
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.38	2/15/2032	366,000	358,105
Nine Energy Service, Inc., Sr. Scd. Notes	13.00	2/1/2028	90,000	41,160
Noble Finance II LLC, Gtd. Notes(a)	8.00	4/15/2030	410,000	417,115
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	8.13	3/1/2028	554,000	559,640
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	8.75	6/15/2031	310,000	318,970
NuStar Logistics LP, Gtd. Notes	5.63	4/28/2027	140,000	140,698
NuStar Logistics LP, Gtd. Notes	6.38	10/1/2030	50,000	51,533
Oceaneering International, Inc., Sr. Unscd. Notes	6.00	2/1/2028	91,000	91,651
Oceaneering International, Inc., Sr. Unscd. Notes	6.00	2/1/2028	312,000	312,332
Parkland Corp., Gtd. Notes(a)	4.50	10/1/2029	127,000	122,289

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.1% (continued)
Parkland Corp., Gtd. Notes(a)	4.63	5/1/2030	126,000	120,824
Parkland Corp., Gtd. Notes(a)	5.88	7/15/2027	81,000	81,082
Parkland Corp., Sr. Unscd. Notes(a)	6.63	8/15/2032	120,000	122,421
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	6.00	2/15/2028	176,000	169,424
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.88	9/15/2030	252,000	229,993
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	9.88	3/15/2030	204,000	202,176
Permian Resources Operating LLC, Gtd. Notes(a)	5.88	7/1/2029	290,000	290,020
Permian Resources Operating LLC, Gtd. Notes(a)	6.25	2/1/2033	160,000	160,664
Permian Resources Operating LLC, Gtd. Notes(a)	7.00	1/15/2032	361,000	372,999
Permian Resources Operating LLC, Gtd. Notes(a)	8.00	4/15/2027	270,000	275,971
Permian Resources Operating LLC, Gtd. Notes(a)	9.88	7/15/2031	49,000	53,410
Petrofac Ltd., Sr. Scd. Notes(a),(d)	9.75	11/15/2026	120,000	10,844
Prairie Acquiror LP, Sr. Scd. Notes(a)	9.00	8/1/2029	134,000	138,914
Precision Drilling Corp., Gtd. Notes(a)	6.88	1/15/2029	295,000	294,660
Puma International Financing SA, Gtd. Notes(a)	7.75	4/25/2029	360,000	372,053
Range Resources Corp., Gtd. Notes(a)	4.75	2/15/2030	122,000	118,598
Range Resources Corp., Gtd. Notes	8.25	1/15/2029	100,000	102,643
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	4.80	5/15/2030	100,000	96,466
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	4.95	7/15/2029	40,000	39,176
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.75	3/15/2033	140,000	145,185
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.88	4/15/2040	25,000	25,220
Saturn Oil & Gas, Inc., Sr. Scd. Notes(a)	9.63	6/15/2029	87,000	86,136
Seadrill Finance Ltd., Scd. Notes(a)	8.38	8/1/2030	245,000	250,739
SM Energy Co., Sr. Unscd. Notes	6.50	7/15/2028	259,000	260,553
SM Energy Co., Sr. Unscd. Notes	6.63	1/15/2027	73,000	72,942
SM Energy Co., Sr. Unscd. Notes	6.75	9/15/2026	74,000	74,176
SM Energy Co., Sr. Unscd. Notes(a)	6.75	8/1/2029	425,000	425,332
SM Energy Co., Sr. Unscd. Notes(a)	7.00	8/1/2032	171,000	169,291
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes(a)	7.63	3/1/2055	130,000	134,296
Star Holding LLC, Sr. Scd. Notes(a)	8.75	8/1/2031	171,000	167,579
Strathcona Resources Ltd., Sr. Unscd. Notes(a)	6.88	8/1/2026	110,000	110,161
Summit Midstream Holdings LLC, Sr. Scd. Notes(a)	8.63	10/31/2029	260,000	264,616
Sunnova Energy Corp., Gtd. Notes(a),(d)	5.88	9/1/2026	384,000	1,913
Sunnova Energy Corp., Gtd. Notes(a),(d)	11.75	10/1/2028	130,000	162
Sunoco LP, Gtd. Notes(a)	6.25	7/1/2033	266,000	269,324
Sunoco LP, Gtd. Notes(a)	7.00	5/1/2029	265,000	275,188
Sunoco LP, Gtd. Notes(a)	7.25	5/1/2032	264,000	276,793
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	5/15/2029	140,000	135,445
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	4/30/2030	123,000	117,842
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.00	4/15/2027	56,000	55,968
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	7.00	9/15/2028	50,000	51,524
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	5.50	1/15/2028	240,000	238,064
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	3/1/2027	110,000	109,668
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	12/31/2030	203,000	198,928
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	9/1/2031	123,000	120,329
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unscd. Notes(a)	7.38	2/15/2029	355,000	364,077
Talos Production, Inc., Scd. Notes(a)	9.00	2/1/2029	303,000	310,749
Talos Production, Inc., Scd. Notes(a)	9.38	2/1/2031	158,000	161,080
TerraForm Power Operating LLC, Gtd. Notes(a)	4.75	1/15/2030	366,000	351,046
TerraForm Power Operating LLC, Gtd. Notes(a)	5.00	1/31/2028	243,000	239,398
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(a)	5.50	10/15/2029	93,000	90,633
TGS ASA, Sr. Scd. Bonds(a)	8.50	1/15/2030	120,000	122,632
Tidewater, Inc., Gtd. Notes(a)	9.13	7/15/2030	349,000	365,935
TransMontaigne Partners LLC, Gtd. Notes(a)	8.50	6/15/2030	181,000	189,143
Transocean Aquila Ltd., Sr. Scd. Notes(a)	8.00	9/30/2028	59,523	60,402
Transocean Poseidon Ltd., Sr. Scd. Notes(a)	6.88	2/1/2027	14,175	14,176

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.1% (continued)
Transocean Titan Financing Ltd., Sr. Scd. Notes(a)	8.38	2/1/2028	54,286	55,661
Transocean, Inc., Gtd. Notes	6.80	3/15/2038	140,000	105,004
Transocean, Inc., Gtd. Notes	7.50	4/15/2031	80,000	69,083
Transocean, Inc., Gtd. Notes(a),(b)	8.00	2/1/2027	130,000	129,009
Transocean, Inc., Gtd. Notes(a)	8.25	5/15/2029	181,000	171,030
Transocean, Inc., Gtd. Notes(a)	8.50	5/15/2031	177,000	162,882
Transocean, Inc., Gtd. Notes	9.35	12/15/2041	40,000	33,532
Transocean, Inc., Sr. Scd. Notes(a)	8.75	2/15/2030	272,200	282,113
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes	6.88	9/1/2027	234,000	233,953
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	7.13	3/15/2029	210,000	214,685
Valaris Ltd., Scd. Notes(a)	8.38	4/30/2030	230,000	237,383
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	8/15/2029	140,000	132,068
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	11/1/2033	117,000	102,084
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	4.13	8/15/2031	190,000	175,455
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	6.25	1/15/2030	160,000	164,367
Venture Global LNG, Inc., Sr. Scd. Notes(a)	7.00	1/15/2030	301,000	305,287
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.13	6/1/2028	698,000	722,132
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.38	6/1/2031	472,000	487,915
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.50	2/1/2029	641,000	698,910
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.88	2/1/2032	393,000	424,037
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.50	1/15/2034	380,000	390,860
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.75	1/15/2036	380,000	390,864
Vermilion Energy, Inc., Sr. Unscd. Notes(a)	6.88	5/1/2030	165,000	160,067
Vermilion Energy, Inc., Sr. Unscd. Notes(a),(b)	7.25	2/15/2033	397,000	375,193
Viridien, Sr. Scd. Notes(a),(b)	10.00	10/15/2030	249,000	245,218
Vital Energy, Inc., Gtd. Notes(a)	7.75	7/31/2029	45,000	40,957
Vital Energy, Inc., Gtd. Notes(a),(b)	7.88	4/15/2032	75,000	65,865
Vital Energy, Inc., Gtd. Notes	9.75	10/15/2030	47,000	44,168
W&T Offshore, Inc., Scd. Notes(a)	10.75	2/1/2029	21,000	19,214
Weatherford International Ltd., Gtd. Notes(a)	8.63	4/30/2030	451,000	463,421
Welltec International ApS, Sr. Scd. Notes(a)	8.25	10/15/2026	95,000	94,977
Wildfire Intermediate Holdings LLC, Sr. Unscd. Bonds(a)	7.50	10/15/2029	224,000	223,036
				40,224,276
Environmental Control — .7%
Clean Harbors, Inc., Gtd. Notes(a)	4.88	7/15/2027	307,000	304,447
Clean Harbors, Inc., Gtd. Notes(a)	5.13	7/15/2029	155,000	152,297
Clean Harbors, Inc., Gtd. Notes(a)	6.38	2/1/2031	177,000	180,618
Enviri Corp., Gtd. Notes(a)	5.75	7/31/2027	95,000	93,430
GFL Environmental, Inc., Gtd. Notes(a)	4.00	8/1/2028	100,000	96,875
GFL Environmental, Inc., Gtd. Notes(a)	4.38	8/15/2029	98,000	94,774
GFL Environmental, Inc., Gtd. Notes(a)	4.75	6/15/2029	188,000	183,973
GFL Environmental, Inc., Sr. Scd. Notes(a)	6.75	1/15/2031	283,000	293,720
Madison IAQ LLC, Sr. Scd. Notes(a)	4.13	6/30/2028	51,000	49,363
Madison IAQ LLC, Sr. Unscd. Notes(a)	5.88	6/30/2029	318,000	310,052
Reworld Holding Corp., Gtd. Notes(a)	4.88	12/1/2029	280,000	267,045
Reworld Holding Corp., Gtd. Notes	5.00	9/1/2030	80,000	75,933
Waste Pro USA, Inc., Sr. Unscd. Notes(a)	7.00	2/1/2033	278,000	288,535
Wrangler Holdco Corp., Gtd. Notes(a)	6.63	4/1/2032	115,000	118,766
				2,509,828
Food Products — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	3.50	3/15/2029	330,000	311,422
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.63	1/15/2027	635,000	630,221
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.88	2/15/2030	221,000	215,578

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Food Products — 2.5% (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.88	2/15/2028	260,000	259,912
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.25	3/15/2033	98,000	99,825
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.50	2/15/2028	313,000	318,180
B&G Foods, Inc., Gtd. Notes(b)	5.25	9/15/2027	101,000	89,601
B&G Foods, Inc., Sr. Scd. Notes(a)	8.00	9/15/2028	145,000	135,611
C&S Group Enterprises LLC, Gtd. Notes(a)	5.00	12/15/2028	140,000	125,130
Chobani Holdco II LLC, Sr. Unscd. Notes(a),(c)	8.75	10/1/2029	206,713	222,193
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes(a)	7.63	7/1/2029	117,000	121,818
Fiesta Purchaser, Inc., Sr. Scd. Notes(a)	7.88	3/1/2031	50,000	52,832
Fiesta Purchaser, Inc., Sr. Unscd. Notes(a)	9.63	9/15/2032	85,000	90,042
Ingles Markets, Inc., Sr. Unscd. Notes(a)	4.00	6/15/2031	20,000	18,611
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., Sr. Scd. Notes(a)	9.00	2/15/2029	419,000	437,208
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.13	1/31/2030	132,000	125,429
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.38	1/31/2032	110,000	102,728
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.88	5/15/2028	100,000	99,011
Land O’Lakes Capital Trust I, Ltd. Gtd. Debs.(a)	7.45	3/15/2028	255,000	257,450
Performance Food Group, Inc., Gtd. Notes(a)	4.25	8/1/2029	515,000	495,128
Performance Food Group, Inc., Gtd. Notes(a)	5.50	10/15/2027	401,000	400,595
Performance Food Group, Inc., Gtd. Notes(a)	6.13	9/15/2032	522,000	530,563
Post Holdings, Inc., Gtd. Notes(a)	4.63	4/15/2030	701,000	669,623
Post Holdings, Inc., Gtd. Notes(a)	5.50	12/15/2029	484,000	479,895
Post Holdings, Inc., Gtd. Notes(a)	6.25	10/15/2034	275,000	275,290
Post Holdings, Inc., Gtd. Notes(a)	6.38	3/1/2033	589,000	590,177
Post Holdings, Inc., Sr. Scd. Notes(a)	6.25	2/15/2032	315,000	320,935
Post Holdings, Inc., Sr. Unscd. Notes(a)	4.50	9/15/2031	485,000	448,525
Safeway, Inc., Sr. Unscd. Debs.	7.25	2/1/2031	20,000	21,457
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(a)	4.63	3/1/2029	130,000	123,044
TreeHouse Foods, Inc., Gtd. Notes	4.00	9/1/2028	171,000	157,359
United Natural Foods, Inc., Gtd. Notes(a)	6.75	10/15/2028	108,000	107,546
US Foods, Inc., Gtd. Notes(a)	4.63	6/1/2030	90,000	86,785
US Foods, Inc., Gtd. Notes(a)	4.75	2/15/2029	250,000	245,087
US Foods, Inc., Gtd. Notes(a)	5.75	4/15/2033	100,000	99,296
US Foods, Inc., Gtd. Notes(a)	6.88	9/15/2028	30,000	30,885
US Foods, Inc., Gtd. Notes(a)	7.25	1/15/2032	125,000	130,241
Viking Baked Goods Acquisition Corp., Sr. Scd. Notes(a)	8.63	11/1/2031	295,000	289,300
				9,214,533
Food Service — .2%
Aramark Services, Inc., Gtd. Notes(a)	5.00	2/1/2028	378,000	374,315
TKC Holdings, Inc., Sr. Scd. Notes(a)	6.88	5/15/2028	130,000	129,992
TKC Holdings, Inc., Sr. Unscd. Notes(a)	10.50	5/15/2029	250,000	256,869
				761,176
Forest Products & Paper — .3%
Ahlstrom Holding 3 Oy, Sr. Scd. Bonds(a)	4.88	2/4/2028	21,000	20,169
Domtar Corp., Sr. Scd. Notes(a)	6.75	10/1/2028	350,000	304,832
Magnera Corp., Sr. Scd. Notes(a)	4.75	11/15/2029	88,000	77,645
Magnera Corp., Sr. Scd. Notes(a)	7.25	11/15/2031	200,000	188,531
Mercer International, Inc., Sr. Unscd. Notes	5.13	2/1/2029	145,000	116,853
Mercer International, Inc., Sr. Unscd. Notes(a)	12.88	10/1/2028	235,000	236,995
				945,025
Health Care — 7.4%
1261229 BC Ltd., Sr. Scd. Notes(a)	10.00	4/15/2032	1,255,000	1,277,459

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Health Care — 7.4% (continued)
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.00	4/15/2029	54,000	52,238
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.50	7/1/2028	105,000	103,660
Acadia Healthcare Co., Inc., Gtd. Notes(a),(b)	7.38	3/15/2033	88,000	90,660
AdaptHealth LLC, Gtd. Notes(a)	4.63	8/1/2029	104,000	97,472
AdaptHealth LLC, Gtd. Notes(a)	5.13	3/1/2030	112,000	105,287
AdaptHealth LLC, Gtd. Notes(a)	6.13	8/1/2028	86,000	85,650
AHP Health Partners, Inc., Sr. Unscd. Notes(a)	5.75	7/15/2029	95,000	91,756
Avantor Funding, Inc., Gtd. Notes(a)	3.88	11/1/2029	99,000	93,238
Avantor Funding, Inc., Gtd. Notes(a)	4.63	7/15/2028	397,000	388,105
Bausch + Lomb Corp., Sr. Scd. Notes(a)	8.38	10/1/2028	345,000	360,581
Bausch Health Americas, Inc., Gtd. Notes(a)	8.50	1/31/2027	189,000	187,334
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	1/30/2028	120,000	100,500
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	2/15/2029	100,000	71,193
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	1/30/2030	224,000	143,609
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	2/15/2031	126,000	75,553
Bausch Health Cos., Inc., Gtd. Notes(a)	6.25	2/15/2029	217,000	157,108
Bausch Health Cos., Inc., Gtd. Notes(a)	7.00	1/15/2028	48,000	41,923
Bausch Health Cos., Inc., Gtd. Notes(a)	7.25	5/30/2029	95,000	70,019
Bausch Health Cos., Inc., Scd. Notes(a)	14.00	10/15/2030	105,000	94,966
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	4.88	6/1/2028	461,000	407,743
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	11.00	9/30/2028	508,000	521,923
BellRing Brands, Inc., Gtd. Notes(a)	7.00	3/15/2030	140,000	145,233
Charles River Laboratories International, Inc., Gtd. Notes(a)	4.25	5/1/2028	94,000	91,270
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(a)	5.50	1/15/2028	95,000	92,600
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.13	4/1/2030	200,000	141,212
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.88	4/15/2029	236,000	184,953
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	4.75	2/15/2031	114,000	95,350
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	5.25	5/15/2030	154,000	134,763
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	5.63	3/15/2027	619,000	620,037
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	6.00	1/15/2029	70,000	66,637
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	9.75	1/15/2034	384,000	386,839
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	10.75	6/15/2033	170,000	172,102
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	10.88	1/15/2032	760,000	797,272
Concentra Health Services, Inc., Gtd. Notes(a)	6.88	7/15/2032	90,000	92,495
CVS Health Corp., Jr. Sub. Notes	6.75	12/10/2054	344,000	344,904
CVS Health Corp., Jr. Sub. Notes	7.00	3/10/2055	1,124,000	1,157,963
DaVita, Inc., Gtd. Notes(a)	3.75	2/15/2031	752,000	682,182
DaVita, Inc., Gtd. Notes(a)	4.63	6/1/2030	1,100,000	1,049,765
DaVita, Inc., Gtd. Notes(a)	6.75	7/15/2033	467,000	481,451
DaVita, Inc., Gtd. Notes(a)	6.88	9/1/2032	454,000	467,134
DENTSPLY SIRONA, Inc., Jr. Sub. Notes	8.38	9/12/2055	300,000	302,379
Elanco Animal Health, Inc., Sr. Unscd. Notes	6.65	8/28/2028	40,000	41,415
Embecta Corp., Sr. Scd. Notes(a),(b)	5.00	2/15/2030	57,000	51,693
Embecta Corp., Sr. Scd. Notes(a)	6.75	2/15/2030	210,000	202,172
Emergent BioSolutions, Inc., Gtd. Notes(a)	3.88	8/15/2028	139,000	107,302
Encompass Health Corp., Gtd. Notes	4.50	2/1/2028	384,000	378,214
Encompass Health Corp., Gtd. Notes	4.63	4/1/2031	161,000	153,795
Encompass Health Corp., Gtd. Notes	4.75	2/1/2030	391,000	381,626
Endo Finance Holdings, Inc., Sr. Scd. Notes(a),(b)	8.50	4/15/2031	250,000	266,019
Grifols SA, Gtd. Notes(a)	4.75	10/15/2028	183,000	176,237
HAH Group Holding Co. LLC, Sr. Scd. Notes(a),(b)	9.75	10/1/2031	104,000	100,699
HealthEquity, Inc., Gtd. Notes(a)	4.50	10/1/2029	155,000	149,402
Heartland Dental LLC/Heartland Dental Finance Corp., Sr. Scd. Notes(a)	10.50	4/30/2028	160,000	168,777
HLF Financing Sarl LLC/Herbalife International, Inc., Gtd. Notes(a)	4.88	6/1/2029	48,000	40,251
HLF Financing Sarl LLC/Herbalife International, Inc., Sr. Scd. Notes(a)	12.25	4/15/2029	698,000	761,281
Hologic, Inc., Gtd. Notes(a)	3.25	2/15/2029	290,000	274,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Health Care — 7.4% (continued)
Hologic, Inc., Gtd. Notes(a)	4.63	2/1/2028	53,000	52,276
Insulet Corp., Sr. Unscd. Notes(a)	6.50	4/1/2033	15,000	15,426
IQVIA, Inc., Gtd. Notes(a)	5.00	10/15/2026	282,000	281,247
IQVIA, Inc., Gtd. Notes(a)	5.00	5/15/2027	387,000	384,860
IQVIA, Inc., Gtd. Notes(a)	6.25	6/1/2032	330,000	338,404
Jazz Securities DAC, Sr. Scd. Notes(a)	4.38	1/15/2029	125,000	120,943
Kedrion SpA, Sr. Scd. Notes(a)	6.50	9/1/2029	192,000	186,089
LifePoint Health, Inc., Gtd. Notes(a)	5.38	1/15/2029	61,000	57,275
LifePoint Health, Inc., Sr. Scd. Notes(a)	8.38	2/15/2032	185,000	196,925
LifePoint Health, Inc., Sr. Scd. Notes(a)	9.88	8/15/2030	405,000	436,980
LifePoint Health, Inc., Sr. Scd. Notes(a)	11.00	10/15/2030	501,000	551,245
LifePoint Health, Inc., Sr. Unscd. Notes(a)	10.00	6/1/2032	210,000	218,054
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Scd. Notes(a)	14.75	11/14/2028	143,706	147,710
Medline Borrower LP, Sr. Scd. Notes(a)	3.88	4/1/2029	1,205,000	1,149,139
Medline Borrower LP, Sr. Unscd. Notes(a)	5.25	10/1/2029	444,000	435,662
Medline Borrower LP/Medline Co.-Issuer, Inc., Sr. Scd. Notes(a)	6.25	4/1/2029	280,000	285,959
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	3.88	5/15/2032	45,000	39,292
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	4.38	6/15/2028	218,000	208,793
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.25	1/15/2033	267,000	263,477
MPH Acquisition Holdings LLC, Sr. Scd. Notes(a)	5.75	12/31/2030	223,000	183,534
Option Care Health, Inc., Gtd. Notes(a)	4.38	10/31/2029	90,000	86,017
Organon & Co./Organon Foreign Debt Co.-Issuer BV, Gtd. Notes(a)	7.88	5/15/2034	113,000	101,167
Organon & Co./Organon Foreign Debt Co.-Issuer BV, Sr. Scd. Notes(a)	4.13	4/30/2028	480,000	454,091
Organon & Co./Organon Foreign Debt Co.-Issuer BV, Sr. Unscd. Notes(a)	5.13	4/30/2031	335,000	289,771
Owens & Minor, Inc., Gtd. Notes(a)	4.50	3/31/2029	44,000	38,264
Owens & Minor, Inc., Gtd. Notes(a)	6.63	4/1/2030	52,000	46,825
Pediatrix Medical Group, Inc., Gtd. Notes(a)	5.38	2/15/2030	110,000	107,703
Prime Healthcare Services, Inc., Sr. Scd. Notes(a)	9.38	9/1/2029	149,000	148,031
Radiology Partners, Inc., Scd. Notes(a),(c)	9.78	2/15/2030	210,086	208,162
Radiology Partners, Inc., Sr. Scd. Notes(a)	8.50	7/15/2032	278,000	280,899
Select Medical Corp., Gtd. Notes(a)	6.25	12/1/2032	51,000	50,964
Sotera Health Holdings LLC, Sr. Scd. Notes(a)	7.38	6/1/2031	310,000	321,100
Star Parent, Inc., Sr. Scd. Notes(a)	9.00	10/1/2030	300,000	315,754
Surgery Center Holdings, Inc., Gtd. Notes(a)	7.25	4/15/2032	115,000	118,326
Teleflex, Inc., Gtd. Notes(a)	4.25	6/1/2028	185,000	179,317
Teleflex, Inc., Gtd. Notes	4.63	11/15/2027	130,000	127,915
Tenet Healthcare Corp., Gtd. Notes	6.13	10/1/2028	291,000	291,027
Tenet Healthcare Corp., Scd. Notes	6.25	2/1/2027	220,000	220,118
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	231,000	222,845
Tenet Healthcare Corp., Sr. Scd. Notes	4.38	1/15/2030	255,000	245,271
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	60,000	58,985
Tenet Healthcare Corp., Sr. Scd. Notes	5.13	11/1/2027	271,000	270,003
Tenet Healthcare Corp., Sr. Scd. Notes	6.13	6/15/2030	495,000	499,624
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	360,000	370,468
Tenet Healthcare Corp., Sr. Unscd. Notes	6.88	11/15/2031	70,000	74,531
The Toledo Hospital, Scd. Bonds, Ser. B	5.33	11/15/2028	303,000	303,475
US Acute Care Solutions LLC, Sr. Scd. Notes(a)	9.75	5/15/2029	246,000	251,530
Varex Imaging Corp., Sr. Scd. Notes(a)	7.88	10/15/2027	230,000	232,956
				26,846,434
Industrial — 2.5%
Amsted Industries, Inc., Sr. Unscd. Bonds(a)	6.38	3/15/2033	142,000	144,129
Amsted Industries, Inc., Sr. Unscd. Notes(a)	4.63	5/15/2030	110,000	105,335
Arcosa, Inc., Gtd. Notes(a)	4.38	4/15/2029	210,000	202,473
Arcosa, Inc., Gtd. Notes(a)	6.88	8/15/2032	455,000	470,481
Artera Services LLC, Sr. Scd. Notes(a)	8.50	2/15/2031	82,000	67,973
ASG Finance Designated Activity Co., Gtd. Notes(a)	9.75	5/15/2029	267,000	249,830

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Industrial — 2.5% (continued)
ATS Corp., Gtd. Notes(a)	4.13	12/15/2028	105,000	99,849
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.13	3/15/2030	314,000	321,281
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.25	3/15/2033	206,000	211,250
Brand Industrial Services, Inc., Sr. Scd. Notes(a)	10.38	8/1/2030	412,000	374,951
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/1/2032	115,000	114,478
BWX Technologies, Inc., Gtd. Notes(a)	4.13	6/30/2028	130,000	125,821
BWX Technologies, Inc., Gtd. Notes(a)	4.13	4/15/2029	79,000	75,851
Calderys Financing LLC, Sr. Scd. Notes(a)	11.25	6/1/2028	145,000	153,357
Chart Industries, Inc., Gtd. Notes(a)	9.50	1/1/2031	75,000	80,239
Chart Industries, Inc., Sr. Scd. Notes(a)	7.50	1/1/2030	342,000	358,274
Clue Opco LLC, Sr. Scd. Notes(a)	9.50	10/15/2031	95,000	100,740
Dycom Industries, Inc., Gtd. Notes(a)	4.50	4/15/2029	150,000	145,377
Enpro, Inc., Gtd. Notes(a)	6.13	6/1/2033	72,000	72,881
ESAB Corp., Gtd. Notes(a)	6.25	4/15/2029	171,000	174,807
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.50	5/1/2028	349,000	349,105
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.88	4/15/2033	80,000	79,268
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	5/1/2031	200,000	208,047
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	6/15/2032	250,000	259,116
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.88	12/1/2030	121,000	128,326
Global Infrastructure Solutions, Inc., Gtd. Notes(a)	5.63	6/1/2029	190,000	188,959
Global Infrastructure Solutions, Inc., Sr. Unscd. Notes(a)	7.50	4/15/2032	326,000	335,216
GrafTech Finance, Inc., Scd. Notes(a)	4.63	12/23/2029	86,000	62,141
GrafTech Global Enterprises, Inc., Scd. Notes(a)	9.88	12/23/2029	107,000	94,856
Great Lakes Dredge & Dock Corp., Gtd. Notes(a)	5.25	6/1/2029	139,000	131,790
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, Sr. Scd. Notes(a)	9.00	2/15/2029	220,000	227,005
Interface, Inc., Gtd. Notes(a)	5.50	12/1/2028	10,000	9,868
LSB Industries, Inc., Sr. Scd. Notes(a)	6.25	10/15/2028	111,000	109,178
Maxam Prill Sarl, Sr. Scd. Bonds(a)	7.75	7/15/2030	129,000	126,234
Maxim Crane Works Holdings Capital LLC, Scd. Notes(a)	11.50	9/1/2028	180,000	190,910
Mueller Water Products, Inc., Gtd. Notes(a)	4.00	6/15/2029	30,000	28,672
Pitney Bowes, Inc., Gtd. Notes(a)	6.88	3/15/2027	121,000	121,235
Pitney Bowes, Inc., Gtd. Notes(a)	7.25	3/15/2029	50,000	50,190
SPX FLOW, Inc., Sr. Unscd. Notes(a)	8.75	4/1/2030	238,000	246,016
Steelcase, Inc., Sr. Unscd. Notes	5.13	1/18/2029	130,000	128,261
Stena International SA, Sr. Scd. Notes(a)	7.25	1/15/2031	285,000	289,498
Stena International SA, Sr. Scd. Notes(a)	7.63	2/15/2031	231,000	237,955
Terex Corp., Gtd. Notes(a)	5.00	5/15/2029	115,000	112,249
Terex Corp., Gtd. Notes(a)	6.25	10/15/2032	143,000	143,210
The Manitowoc Company, Inc., Scd. Notes(a)	9.25	10/1/2031	84,000	89,485
TK Elevator US Newco, Inc., Sr. Scd. Notes(a)	5.25	7/15/2027	541,000	539,010
TopBuild Corp., Gtd. Notes(a)	3.63	3/15/2029	90,000	84,898
TopBuild Corp., Gtd. Notes(a)	4.13	2/15/2032	10,000	9,216
Trinity Industries, Inc., Gtd. Notes(a)	7.75	7/15/2028	105,000	109,333
Tutor Perini Corp., Gtd. Notes(a)	11.88	4/30/2029	70,000	78,645
Vertiv Group Corp., Sr. Scd. Notes(a)	4.13	11/15/2028	350,000	340,255
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	4.88	9/15/2028	85,000	82,008
Xerox Corp., Scd. Notes(a)	13.50	4/15/2031	137,000	133,922
Xerox Corp., Sr. Scd. Notes(a)	10.25	10/15/2030	105,000	108,119
Xerox Corp., Sr. Unscd. Notes	4.80	3/1/2035	51,000	25,518
Xerox Corp., Sr. Unscd. Notes	6.75	12/15/2039	76,000	38,434
Zebra Technologies Corp., Gtd. Notes(a)	6.50	6/1/2032	75,000	76,825
				9,222,350
Information Technology — 2.6%
AthenaHealth Group, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2030	705,000	693,093
Capstone Borrower, Inc., Sr. Scd. Notes(a)	8.00	6/15/2030	245,000	254,987
Castle US Holding Corp., Scd. Notes(a)	10.00	6/30/2031	44,000	15,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Information Technology — 2.6% (continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Sr. Scd. Notes(a)	8.00	6/15/2029	141,000	119,605
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(a)	7.25	6/15/2029	142,000	117,016
Cloud Software Group, Inc., Scd. Notes(a)	9.00	9/30/2029	1,170,000	1,210,805
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.50	3/31/2029	1,019,000	1,029,174
Cloud Software Group, Inc., Sr. Scd. Notes(a)	8.25	6/30/2032	445,000	473,945
Consensus Cloud Solutions, Inc., Gtd. Notes(a)	6.00	10/15/2026	41,000	40,819
Consensus Cloud Solutions, Inc., Gtd. Notes(a)	6.50	10/15/2028	96,000	95,512
CoreWeave, Inc., Gtd. Notes(a)	9.00	2/1/2031	345,000	344,573
CoreWeave, Inc., Gtd. Notes(a)	9.25	6/1/2030	576,000	578,927
Dye & Durham Ltd., Sr. Scd. Notes(a)	8.63	4/15/2029	138,000	143,802
Elastic NV, Sr. Unscd. Notes(a)	4.13	7/15/2029	135,000	128,371
Ellucian Holdings, Inc., Sr. Scd. Notes(a)	6.50	12/1/2029	220,000	223,084
Fair Isaac Corp., Sr. Unscd. Notes(a)	4.00	6/15/2028	34,000	32,857
Fair Isaac Corp., Sr. Unscd. Notes(a)	6.00	5/15/2033	326,000	328,080
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, Sr. Scd. Notes(a)	4.63	5/1/2028	72,000	67,981
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, Sr. Scd. Notes(a)	8.75	5/1/2029	337,000	343,879
Open Text Corp., Gtd. Notes(a)	3.88	2/15/2028	230,000	221,584
Open Text Corp., Gtd. Notes(a)	3.88	12/1/2029	280,000	262,074
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	2/15/2030	315,000	294,813
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	12/1/2031	90,000	81,952
Playtika Holding Corp., Gtd. Notes(a)	4.25	3/15/2029	200,000	183,381
PTC, Inc., Gtd. Notes(a)	4.00	2/15/2028	213,000	207,506
Rackspace Finance LLC, Sr. Scd. Notes(a)	3.50	5/15/2028	107,000	50,593
RingCentral, Inc., Sr. Unscd. Notes(a)	8.50	8/15/2030	110,000	117,287
Rocket Software, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2029	170,000	165,241
SS&C Technologies, Inc., Gtd. Notes(a)	5.50	9/30/2027	639,000	639,032
SS&C Technologies, Inc., Gtd. Notes(a)	6.50	6/1/2032	105,000	108,069
Twilio, Inc., Gtd. Notes	3.63	3/15/2029	64,000	60,576
Twilio, Inc., Gtd. Notes	3.88	3/15/2031	66,000	61,261
UKG, Inc., Sr. Scd. Notes(a)	6.88	2/1/2031	475,000	488,142
West Technology Group LLC, Scd. Notes(a)	8.50	4/10/2027	135,000	37,918
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Gtd. Notes(a)	3.88	2/1/2029	296,000	278,262
				9,499,601
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(a)	6.75	7/1/2032	150,000	151,881
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	4.25	2/15/2029	145,000	138,366
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	7.50	11/6/2030	160,000	165,277
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	6.00	8/1/2029	183,000	178,458
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.25	2/1/2029	337,000	348,107
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.50	6/15/2029	215,000	224,576
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Sr. Scd. Notes(a)	4.25	10/15/2027	174,000	170,341
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Sr. Scd. Notes(a)	6.50	10/1/2031	220,000	223,412
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Sr. Scd. Notes(a)	6.75	4/15/2028	336,000	340,531
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Sr. Scd. Notes(a)	7.00	1/15/2031	285,000	293,014
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Sr. Unscd. Notes(a)	5.88	11/1/2029	81,000	79,778
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Sr. Unscd. Notes(a)	6.75	10/15/2027	245,000	245,612
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Sr. Unscd. Notes(a)	7.38	10/1/2032	190,000	195,354
AmWINS Group, Inc., Sr. Scd. Notes(a)	6.38	2/15/2029	70,000	71,285
AmWINS Group, Inc., Sr. Unscd. Notes(a)	4.88	6/30/2029	148,000	143,688
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., Sr. Unscd. Notes(a)	7.50	7/15/2033	100,000	100,646
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Invesvestor 2 LLC, Sr. Unscd. Notes(a)	7.88	11/1/2029	185,000	190,640
Ardonagh Finco Ltd., Sr. Scd. Notes(a)	7.75	2/15/2031	385,000	401,398

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Insurance — 2.5% (continued)
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(a)	8.88	2/15/2032	445,000	468,200
AssuredPartners, Inc., Sr. Unscd. Notes(a)	5.63	1/15/2029	105,000	104,758
AssuredPartners, Inc., Sr. Unscd. Notes(a)	7.50	2/15/2032	50,000	53,401
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Sr. Scd. Notes(a)	7.13	5/15/2031	89,000	91,874
BroadStreet Partners, Inc., Sr. Unscd. Notes(a)	5.88	4/15/2029	176,000	174,790
Fidelis Insurance Holdings Ltd., Sub. Notes	7.75	6/15/2055	80,000	84,093
Genworth Holdings, Inc., Gtd. Notes	6.50	6/15/2034	100,000	99,842
Global Atlantic Finance Co., Gtd. Notes(a)	4.70	10/15/2051	294,000	287,819
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(a)	7.25	2/15/2031	95,000	98,379
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(a)	8.13	2/15/2032	230,000	239,512
HUB International Ltd., Sr. Scd. Notes(a)	7.25	6/15/2030	700,000	730,060
HUB International Ltd., Sr. Unscd. Notes(a)	5.63	12/1/2029	193,000	191,583
HUB International Ltd., Sr. Unscd. Notes(a)	7.38	1/31/2032	580,000	604,068
Jones Deslauriers Insurance Management, Inc., Sr. Scd. Notes(a)	8.50	3/15/2030	87,000	91,804
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(a)	10.50	12/15/2030	152,000	162,069
Liberty Mutual Group, Inc., Gtd. Bonds(a)	7.80	3/15/2037	10,000	11,701
Liberty Mutual Group, Inc., Gtd. Notes(a)	4.13	12/15/2051	35,000	34,045
Liberty Mutual Group, Inc., Gtd. Notes(a)	4.30	2/1/2061	78,000	47,767
Panther Escrow Issuer LLC, Sr. Scd. Notes(a)	7.13	6/1/2031	788,000	814,520
Ryan Specialty LLC, Sr. Scd. Notes(a)	4.38	2/1/2030	100,000	95,955
Ryan Specialty LLC, Sr. Scd. Notes(a)	5.88	8/1/2032	439,000	440,243
The Nassau Companies of New York, Sr. Unscd. Notes(a)	7.88	7/15/2030	110,000	111,131
USI, Inc., Sr. Unscd. Notes(a)	7.50	1/15/2032	95,000	100,332
Wilton RE Ltd., Sub. Notes(a),(e)	6.00	10/22/2030	210,000	209,485
				9,009,795
Internet Software & Services — 2.1%
Acuris Finance US, Inc./Acuris Finance Sarl, Sr. Scd. Notes(a)	5.00	5/1/2028	210,000	201,874
Acuris Finance US, Inc./Acuris Finance Sarl, Sr. Scd. Notes(a)	9.00	8/1/2029	369,000	376,744
ANGI Group LLC, Gtd. Notes(a)	3.88	8/15/2028	102,000	95,002
Arches Buyer, Inc., Sr. Scd. Notes(a)	4.25	6/1/2028	187,000	180,256
Arches Buyer, Inc., Sr. Unscd. Notes(a)	6.13	12/1/2028	154,000	147,095
Cablevision Lightpath LLC, Sr. Scd. Notes(a)	3.88	9/15/2027	44,000	43,556
Cablevision Lightpath LLC, Sr. Unscd. Notes(a)	5.63	9/15/2028	130,000	129,469
Cogent Communications Group LLC/Cogent Finance, Inc., Gtd. Notes(a)	7.00	6/15/2027	136,000	136,240
Cogent Communications Group LLC/Cogent Finance, Inc., Gtd. Notes(a)	7.00	6/15/2027	100,000	100,297
Cogent Communications Group LLC/Cogent Finance, Inc., Sr. Scd. Bonds(a)	6.50	7/1/2032	100,000	97,999
Gen Digital, Inc., Gtd. Notes(a)	6.25	4/1/2033	347,000	353,822
Gen Digital, Inc., Gtd. Notes(a)	6.75	9/30/2027	406,000	412,953
Gen Digital, Inc., Gtd. Notes(a)	7.13	9/30/2030	160,000	165,287
Getty Images, Inc., Gtd. Notes(a)	9.75	3/1/2027	110,000	107,072
Getty Images, Inc., Sr. Scd. Bonds(a)	11.25	2/21/2030	103,000	98,638
GoDaddy Operating Company LLC/GD Finance Co., Inc., Gtd. Notes(a)	3.50	3/1/2029	378,000	354,937
GoDaddy Operating Company LLC/GD Finance Co., Inc., Gtd. Notes(a)	5.25	12/1/2027	174,000	173,319
GrubHub Holdings, Inc., Gtd. Notes(a),(b)	5.50	7/1/2027	41,000	40,119
ION Trading Technologies Sarl, Sr. Scd. Notes(a)	5.75	5/15/2028	275,000	266,239
ION Trading Technologies Sarl, Sr. Scd. Notes(a)	9.50	5/30/2029	385,000	401,997
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	3.63	10/1/2031	199,000	178,057
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.13	8/1/2030	195,000	181,837
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.63	6/1/2028	180,000	175,877
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.00	12/15/2027	120,000	119,025
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.63	2/15/2029	88,000	87,669
Millennium Escrow Corp., Sr. Scd. Notes(a)	6.63	8/1/2026	230,000	217,780
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes(a)	11.75	10/15/2028	95,000	68,561

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Internet Software & Services — 2.1% (continued)
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes(a)	6.00	2/15/2029	132,000	79,627
Rakuten Group, Inc., Sr. Unscd. Notes(a)	9.75	4/15/2029	535,000	588,251
Rakuten Group, Inc., Sr. Unscd. Notes(a)	11.25	2/15/2027	763,000	826,716
Rakuten Group, Inc., Sub. Bonds(a),(e)	6.25	4/22/2031	216,000	201,027
Rakuten Group, Inc., Sub. Bonds(a),(e)	8.13	12/15/2029	272,000	270,084
Snap, Inc., Gtd. Notes(a)	6.88	3/1/2033	238,000	243,910
Wayfair LLC, Sr. Scd. Notes(a)	7.25	10/31/2029	183,000	186,146
Wayfair LLC, Sr. Scd. Notes(a)	7.75	9/15/2030	121,000	124,438
Ziff Davis, Inc., Gtd. Notes(a)	4.63	10/15/2030	117,000	108,597
				7,540,517
Materials — 2.4%
Advanced Drainage Systems, Inc., Gtd. Notes(a)	5.00	9/30/2027	268,000	265,197
Advanced Drainage Systems, Inc., Gtd. Notes(a)	6.38	6/15/2030	155,000	157,207
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes(a)	8.63	6/15/2029	247,000	261,347
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	3.25	9/1/2028	210,000	197,985
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	6.00	6/15/2027	352,000	352,356
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes(a)	4.00	9/1/2029	240,000	218,553
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Gtd. Notes(a)	5.25	8/15/2027	161,000	80,109
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Scd. Notes(a)	4.13	8/15/2026	320,000	316,051
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Unscd. Notes(a)	5.25	8/15/2027	209,000	103,476
Ball Corp., Gtd. Notes	2.88	8/15/2030	50,000	44,927
Ball Corp., Gtd. Notes	6.00	6/15/2029	162,000	164,895
Ball Corp., Gtd. Notes	6.88	3/15/2028	70,000	71,470
Cascades, Inc./Cascades USA, Inc., Gtd. Notes(a)	5.38	1/15/2028	100,000	97,776
Cascades, Inc./Cascades USA, Inc., Sr. Unscd. Notes(a)	6.75	7/15/2030	105,000	104,862
Clearwater Paper Corp., Gtd. Notes(a)	4.75	8/15/2028	75,000	70,729
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(a)	8.75	4/15/2030	582,000	593,659
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.63	4/15/2029	93,000	94,094
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.75	4/15/2032	460,000	470,930
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.88	1/15/2030	140,000	143,189
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	56,000	55,746
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	50,000	49,251
Coronado Finance Pty Ltd., Sr. Scd. Notes(a),(b)	9.25	10/1/2029	150,000	114,492
Crown Americas LLC, Gtd. Notes(a)	5.88	6/1/2033	153,000	153,399
Crown Americas LLC/Crown Americas Capital Corp. V, Gtd. Notes	4.25	9/30/2026	90,000	88,989
Crown Cork & Seal Co., Inc., Gtd. Debs.	7.38	12/15/2026	90,000	92,724
Graham Packaging Co., Inc., Gtd. Notes(a)	7.13	8/15/2028	85,000	84,746
Graphic Packaging International LLC, Gtd. Notes(a)	6.38	7/15/2032	30,000	30,370
Iris Holdings, Inc., Sr. Unscd. Notes(a)	10.00	12/15/2028	96,000	89,259
LABL, Inc., Sr. Scd. Notes(a)	5.88	11/1/2028	101,000	88,923
LABL, Inc., Sr. Scd. Notes(a)	8.63	10/1/2031	144,000	119,472
LABL, Inc., Sr. Scd. Notes(a)	9.50	11/1/2028	60,000	55,521
LABL, Inc., Sr. Unscd. Notes(a)	8.25	11/1/2029	82,000	64,949
LABL, Inc., Sr. Unscd. Notes(a)	10.50	7/15/2027	127,000	119,726
Mauser Packaging Solutions Holding Co., Scd. Notes(a)	9.25	4/15/2027	390,000	385,778
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(a)	7.88	4/15/2027	657,000	664,038
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes(a)	7.88	8/15/2026	114,000	113,405
OI European Group BV, Gtd. Notes(a)	4.75	2/15/2030	60,000	56,843
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	7.25	5/15/2031	130,000	131,441
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	7.38	6/1/2032	55,000	55,410
Park-Ohio Industries, Inc., Gtd. Notes	6.63	4/15/2027	80,000	80,014
Sealed Air Corp., Gtd. Notes(a)	4.00	12/1/2027	163,000	158,285

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Materials — 2.4% (continued)
Sealed Air Corp., Gtd. Notes(a)	5.00	4/15/2029	75,000	73,905
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes(a)	6.13	2/1/2028	98,000	98,939
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes(a)	7.25	2/15/2031	180,000	187,071
Silgan Holdings, Inc., Gtd. Notes	4.13	2/1/2028	93,000	90,328
SunCoke Energy, Inc., Sr. Scd. Notes(a)	4.88	6/30/2029	240,000	219,369
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, Sr. Scd. Notes(a)	9.50	5/15/2030	320,000	327,404
Trident TPI Holdings, Inc., Gtd. Notes(a)	12.75	12/31/2028	191,000	204,223
TriMas Corp., Gtd. Notes(a)	4.13	4/15/2029	125,000	119,924
Trivium Packaging Finance BV, Scd. Bonds(a)	12.25	1/15/2031	182,000	190,900
Trivium Packaging Finance BV, Sr. Scd. Bonds(a)	8.25	7/15/2030	132,000	139,071
Vallourec SACA, Sr. Unscd. Notes(a)	7.50	4/15/2032	224,000	237,041
Warrior Met Coal, Inc., Sr. Scd. Notes(a)	7.88	12/1/2028	94,000	96,190
				8,645,958
Media — 7.2%
AMC Networks, Inc., Gtd. Notes(b)	4.25	2/15/2029	91,000	72,818
AMC Networks, Inc., Sr. Scd. Notes(a)	10.25	1/15/2029	50,000	51,380
Beasley Mezzanine Holdings LLC, Scd. Notes(a)	9.20	8/1/2028	60,000	23,107
Belo Corp., Gtd. Debs.	7.25	9/15/2027	260,000	268,011
Belo Corp., Gtd. Debs.	7.75	6/1/2027	175,000	181,247
Block Communications, Inc., Gtd. Notes(a)	4.88	3/1/2028	75,000	70,588
Cable One, Inc., Gtd. Notes(a),(b)	4.00	11/15/2030	61,000	47,043
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.25	2/1/2031	545,000	497,335
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.25	1/15/2034	318,000	274,345
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	8/15/2030	493,000	461,392
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	575,000	521,780
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	6/1/2033	311,000	276,119
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	3/1/2030	562,000	533,848
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	2/1/2032	285,000	263,180
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.00	2/1/2028	447,000	438,813
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.13	5/1/2027	595,000	590,107
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.38	6/1/2029	245,000	240,753
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	6.38	9/1/2029	266,000	268,375
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	7.38	3/1/2031	285,000	292,793
CSC Holdings LLC, Gtd. Notes(a)	3.38	2/15/2031	220,000	144,829
CSC Holdings LLC, Gtd. Notes(a)	4.13	12/1/2030	235,000	157,879
CSC Holdings LLC, Gtd. Notes(a)	4.50	11/15/2031	340,000	226,664
CSC Holdings LLC, Gtd. Notes(a)	5.38	2/1/2028	202,000	185,841
CSC Holdings LLC, Gtd. Notes(a)	5.50	4/15/2027	266,000	257,549
CSC Holdings LLC, Gtd. Notes(a)	6.50	2/1/2029	361,000	285,375
CSC Holdings LLC, Gtd. Notes(a)	11.25	5/15/2028	200,000	201,004
CSC Holdings LLC, Gtd. Notes(a)	11.75	1/31/2029	419,000	391,886
CSC Holdings LLC, Sr. Unscd. Notes(a)	4.63	12/1/2030	482,000	225,389
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.00	11/15/2031	100,000	47,268
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.75	1/15/2030	434,000	213,641
CSC Holdings LLC, Sr. Unscd. Notes(a)	7.50	4/1/2028	195,000	157,769
Cumulus Media New Holdings, Inc., Sr. Scd. Notes(a)	8.00	7/1/2029	78,000	20,439
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc., Sr. Scd. Notes(a)	5.88	8/15/2027	1,705,000	1,694,693
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc., Sr. Scd. Notes(a)	8.88	2/1/2030	133,000	129,540
DIRECTV Financing LLC/DIRECTV Financing Co.-Obligor, Inc., Sr. Scd. Notes(a)	10.00	2/15/2031	703,000	677,684
Discovery Communications LLC, Gtd. Notes	3.63	5/15/2030	270,000	238,975
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	430,000	413,869
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029	250,000	232,882
Discovery Communications LLC, Gtd. Notes	5.00	9/20/2037	180,000	130,405
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	220,000	167,011
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029	445,000	324,585
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028	291,000	223,299

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Media — 7.2% (continued)
DISH DBS Corp., Sr. Scd. Bonds(a)	5.25	12/1/2026	772,000	726,122
DISH DBS Corp., Sr. Scd. Notes(a)	5.75	12/1/2028	735,000	655,988
DISH Network Corp., Sr. Scd. Notes(a)	11.75	11/15/2027	1,012,000	1,053,706
Gray Media, Inc., Gtd. Notes(a)	4.75	10/15/2030	281,000	209,762
Gray Media, Inc., Gtd. Notes(a)	5.38	11/15/2031	413,000	304,939
Gray Media, Inc., Scd. Notes(a)	9.63	7/15/2032	140,000	141,355
Gray Media, Inc., Sr. Scd. Notes(a)	10.50	7/15/2029	320,000	346,307
iHeartcommunications, Inc., Scd. Notes(a)	10.88	5/1/2030	198,000	99,039
iHeartcommunications, Inc., Sr. Scd. Notes(a)	4.75	1/15/2028	75,000	61,924
iHeartcommunications, Inc., Sr. Scd. Notes(a)	7.00	1/15/2031	55,000	41,535
iHeartcommunications, Inc., Sr. Scd. Notes(a)	7.75	8/15/2030	199,100	155,496
iHeartcommunications, Inc., Sr. Scd. Notes(a)	9.13	5/1/2029	140,500	118,082
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	5.13	7/15/2029	117,000	79,515
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	6.75	10/15/2027	165,000	126,549
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	5.75	8/1/2028	184,000	183,422
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	7.38	9/1/2031	300,000	311,805
McGraw-Hill Education, Inc., Sr. Unscd. Notes(a)	8.00	8/1/2029	128,000	130,117
Midcontinent Communications, Sr. Unscd. Bonds(a)	8.00	8/15/2032	166,000	175,156
Nexstar Media, Inc., Gtd. Notes(a),(b)	4.75	11/1/2028	417,000	405,210
Nexstar Media, Inc., Gtd. Notes(a)	5.63	7/15/2027	760,000	758,686
Paramount Global, Jr. Sub. Notes	6.25	2/28/2057	308,000	296,615
Paramount Global, Jr. Sub. Notes	6.38	3/30/2062	441,000	434,715
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Scd. Notes(a),(c)	9.25	3/25/2030	286,350	200,452
Scripps Escrow II, Inc., Sr. Scd. Notes(a)	3.88	1/15/2029	65,000	57,714
Scripps Escrow II, Inc., Sr. Unscd. Notes(a)	5.38	1/15/2031	153,000	112,796
Scripps Escrow, Inc., Gtd. Notes(a)	5.88	7/15/2027	80,000	80,000
Sinclair Television Group, Inc., Gtd. Notes(a)	5.13	2/15/2027	100,000	96,549
Sinclair Television Group, Inc., Gtd. Notes(a)	5.50	3/1/2030	91,000	75,156
Sinclair Television Group, Inc., Scd. Notes(a)	9.75	2/15/2033	50,000	53,894
Sinclair Television Group, Inc., Sr. Scd. Bonds(a)	8.13	2/15/2033	250,000	255,674
Sinclair Television Group, Inc., Sr. Scd. Notes(a)	4.38	12/31/2032	124,000	91,928
Sirius XM Radio LLC, Gtd. Notes(a)	3.13	9/1/2026	100,000	97,781
Sirius XM Radio LLC, Gtd. Notes(a),(b)	3.88	9/1/2031	185,000	163,238
Sirius XM Radio LLC, Gtd. Notes(a)	4.00	7/15/2028	413,000	393,400
Sirius XM Radio LLC, Gtd. Notes(a)	4.13	7/1/2030	256,000	233,438
Sirius XM Radio LLC, Gtd. Notes(a)	5.00	8/1/2027	396,000	391,642
Sirius XM Radio LLC, Gtd. Notes(a)	5.50	7/1/2029	198,000	195,511
Sunrise FinCo I BV, Sr. Scd. Notes(a)	4.88	7/15/2031	223,000	210,312
TEGNA, Inc., Gtd. Notes	4.63	3/15/2028	200,000	195,455
TEGNA, Inc., Gtd. Notes	5.00	9/15/2029	300,000	288,378
Telenet Finance Luxembourg Notes Sarl, Sr. Scd. Notes(a)	5.50	3/1/2028	400,000	394,371
The EW Scripps Company, Scd. Notes(a)	9.88	8/15/2030	48,000	47,755
Univision Communications, Inc., Sr. Scd. Notes(a)	4.50	5/1/2029	416,000	385,009
Univision Communications, Inc., Sr. Scd. Notes(a)	7.38	6/30/2030	255,000	253,767
Univision Communications, Inc., Sr. Scd. Notes(a)	8.00	8/15/2028	510,000	524,071
Univision Communications, Inc., Sr. Scd. Notes(a)	8.50	7/31/2031	454,000	461,472
Univision Communications, Inc., Sr. Scd. Notes(a)	9.38	8/1/2032	305,000	316,911
Urban One, Inc., Sr. Scd. Notes(a)	7.38	2/1/2028	82,000	48,380
Virgin Media Finance PLC, Gtd. Notes(a)	5.00	7/15/2030	162,000	145,998
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	4.50	8/15/2030	257,000	238,687
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	5.50	5/15/2029	460,000	449,350
Virgin Media Vendor Financing Notes IV DAC, Sr. Unscd. Notes(a)	5.00	7/15/2028	103,000	99,708
VZ Secured Financing BV, Sr. Scd. Bonds(a)	5.00	1/15/2032	250,000	220,064
Ziggo Bond Co. BV, Gtd. Notes(a)	5.13	2/28/2030	48,000	41,893
Ziggo BV, Sr. Scd. Notes(a)	4.88	1/15/2030	223,000	205,807
				25,964,116

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Metals & Mining — 1.7%
Alcoa Nederland Holding BV, Gtd. Notes(a)	4.13	3/31/2029	91,000	86,686
Alcoa Nederland Holding BV, Gtd. Notes(a)	7.13	3/15/2031	150,000	156,430
Algoma Steel, Inc., Scd. Notes(a)	9.13	4/15/2029	97,000	87,922
Alumina Pty Ltd., Gtd. Bonds(a)	6.38	9/15/2032	150,000	151,953
Alumina Pty Ltd., Gtd. Notes(a)	6.13	3/15/2030	25,000	25,289
Arsenal AIC Parent LLC, Sr. Scd. Notes(a)	8.00	10/1/2030	159,000	168,486
Arsenal AIC Parent LLC, Unscd. Notes(a)	11.50	10/1/2031	145,000	161,325
ATI, Inc., Sr. Unscd. Notes	4.88	10/1/2029	87,000	84,658
ATI, Inc., Sr. Unscd. Notes	5.13	10/1/2031	20,000	19,344
ATI, Inc., Sr. Unscd. Notes	5.88	12/1/2027	93,000	92,843
ATI, Inc., Sr. Unscd. Notes	7.25	8/15/2030	90,000	94,096
Big River Steel LLC/BRS Finance Corp., Sr. Scd. Notes(a)	6.63	1/31/2029	106,000	105,957
Capstone Copper Corp., Gtd. Notes(a)	6.75	3/31/2033	275,000	279,981
Carpenter Technology Corp., Sr. Unscd. Notes	6.38	7/15/2028	105,000	105,384
Carpenter Technology Corp., Sr. Unscd. Notes	7.63	3/15/2030	165,000	169,902
Century Aluminum Co., Sr. Scd. Notes(a)	7.50	4/1/2028	44,000	44,825
Champion Iron Canada, Inc., Gtd. Notes(a)	7.88	7/15/2032	139,000	142,120
Cleveland-Cliffs, Inc., Gtd. Notes(a)	4.63	3/1/2029	51,000	47,970
Cleveland-Cliffs, Inc., Gtd. Notes(a)	4.88	3/1/2031	81,000	71,571
Cleveland-Cliffs, Inc., Gtd. Notes	5.88	6/1/2027	34,000	34,037
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.75	4/15/2030	93,000	92,459
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.88	11/1/2029	114,000	114,041
Cleveland-Cliffs, Inc., Gtd. Notes(a),(b)	7.00	3/15/2032	178,000	173,606
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.38	5/1/2033	111,000	108,248
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.50	9/15/2031	110,000	109,950
Cleveland-Cliffs, Inc., Sr. Unscd. Notes	6.25	10/1/2040	50,000	40,294
Coeur Mining, Inc., Gtd. Notes(a)	5.13	2/15/2029	109,000	105,838
Commercial Metals Co., Sr. Unscd. Notes	4.38	3/15/2032	20,000	18,512
Compass Minerals International, Inc., Gtd. Notes(a)	6.75	12/1/2027	14,000	14,034
Compass Minerals International, Inc., Sr. Unscd. Notes(a)	8.00	7/1/2030	203,000	210,319
Constellium SE, Gtd. Notes(a)	3.75	4/15/2029	9,000	8,448
Fortescue Treasury Pty Ltd, Gtd. Notes(a)	4.38	4/1/2031	226,000	211,940
Fortescue Treasury Pty Ltd, Gtd. Notes(a)	4.50	9/15/2027	10,000	9,817
Fortescue Treasury Pty Ltd, Gtd. Notes(a)	5.88	4/15/2030	35,000	35,442
Fortescue Treasury Pty Ltd, Sr. Unscd. Notes(a)	6.13	4/15/2032	40,000	40,810
Hecla Mining Co., Gtd. Notes	7.25	2/15/2028	94,000	94,933
Infrabuild Australia Pty Ltd., Sr. Scd. Notes(a)	14.50	11/15/2028	212,000	229,943
JW Aluminum Continuous Cast Co., Sr. Scd. Notes(a)	10.25	4/1/2030	111,000	114,750
Kaiser Aluminum Corp., Gtd. Notes(a)	4.50	6/1/2031	197,000	183,670
Kaiser Aluminum Corp., Gtd. Notes(a)	4.63	3/1/2028	52,000	50,781
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.00	11/1/2027	61,000	61,756
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.13	5/1/2027	172,000	172,508
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.50	5/1/2030	69,000	70,153
Mineral Resources Ltd., Sr. Unscd. Notes(a)	9.25	10/1/2028	98,000	101,820
New Gold, Inc., Sr. Unscd. Bonds(a)	6.88	4/1/2032	114,000	117,016
Novelis Corp., Gtd. Notes(a)	3.25	11/15/2026	457,000	449,615
Novelis Corp., Gtd. Notes(a)	3.88	8/15/2031	161,000	144,598
Novelis Corp., Gtd. Notes(a)	4.75	1/30/2030	431,000	412,928
Novelis Corp., Gtd. Notes(a)	6.88	1/30/2030	148,000	152,400
Taseko Mines Ltd., Sr. Scd. Notes(a)	8.25	5/1/2030	70,000	73,076
TMS International Corp., Sr. Unscd. Notes(a)	6.25	4/15/2029	106,000	100,929
United States Steel Corp., Sr. Unscd. Bonds	6.65	6/1/2037	144,000	150,724
United States Steel Corp., Sr. Unscd. Notes	6.88	3/1/2029	78,000	78,661
				6,184,798
Real Estate — 4.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Scd. Notes(a),(b)	7.00	4/15/2030	89,000	85,228

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Real Estate — 4.0% (continued)
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Gtd. Notes(a)	5.25	4/15/2030	82,000	68,353
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Gtd. Notes(a)	5.75	1/15/2029	103,000	91,727
Apollo Commercial Real Estate Finance, Inc., Sr. Scd. Notes(a),(b)	4.63	6/15/2029	94,000	89,267
Blackstone Mortgage Trust, Inc., Sr. Scd. Notes(a)	3.75	1/15/2027	127,000	123,223
Blackstone Mortgage Trust, Inc., Sr. Scd. Notes(a)	7.75	12/1/2029	81,000	85,708
Brandywine Operating Partnership LP, Gtd. Notes	3.95	11/15/2027	240,000	231,405
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	120,000	112,753
Brandywine Operating Partnership LP, Gtd. Notes	8.30	3/15/2028	50,000	53,226
Brandywine Operating Partnership LP, Gtd. Notes	8.88	4/12/2029	105,000	112,780
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, Sr. Scd. Notes(a)	4.50	4/1/2027	209,000	203,229
CoreLogic, Inc., Sr. Scd. Notes(a)	4.50	5/1/2028	130,000	122,519
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	6.75	5/15/2028	335,000	337,418
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	8.88	9/1/2031	73,000	78,255
Diversified Healthcare Trust, Gtd. Notes	4.38	3/1/2031	60,000	50,107
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	2/15/2028	57,000	52,829
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes(a),(f)	12.00	1/15/2028	154,000	155,557
Global Net Lease, Inc., Gtd. Notes(a)	4.50	9/30/2028	301,000	290,028
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, Gtd. Notes(a)	3.75	12/15/2027	29,000	27,695
Greystar Real Estate Partners LLC, Sr. Scd. Notes(a)	7.75	9/1/2030	55,000	58,224
Hudson Pacific Properties LP, Gtd. Notes	3.25	1/15/2030	145,000	116,069
Hudson Pacific Properties LP, Gtd. Notes	3.95	11/1/2027	204,000	192,965
Hudson Pacific Properties LP, Gtd. Notes(b)	4.65	4/1/2029	140,000	122,047
Hudson Pacific Properties LP, Gtd. Notes	5.95	2/15/2028	171,000	163,799
Hunt Cos., Inc., Sr. Scd. Notes(a)	5.25	4/15/2029	240,000	235,161
Iron Mountain Information Management Services, Inc., Gtd. Notes(a)	5.00	7/15/2032	317,000	302,637
Iron Mountain, Inc., Gtd. Notes(a)	4.50	2/15/2031	410,000	387,852
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2027	233,000	231,264
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2029	310,000	303,180
Iron Mountain, Inc., Gtd. Notes(a)	5.00	7/15/2028	87,000	85,919
Iron Mountain, Inc., Gtd. Notes(a)	5.25	3/15/2028	216,000	214,902
Iron Mountain, Inc., Gtd. Notes(a)	5.25	7/15/2030	506,000	497,329
Iron Mountain, Inc., Gtd. Notes(a)	5.63	7/15/2032	269,000	265,354
Iron Mountain, Inc., Gtd. Notes(a)	6.25	1/15/2033	437,000	444,327
Iron Mountain, Inc., Gtd. Notes(a)	7.00	2/15/2029	266,000	273,402
Kennedy-Wilson, Inc., Gtd. Notes	4.75	3/1/2029	160,000	150,154
Kennedy-Wilson, Inc., Gtd. Notes	4.75	2/1/2030	151,000	139,010
Kennedy-Wilson, Inc., Gtd. Notes(b)	5.00	3/1/2031	81,000	73,924
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.50	3/15/2031	278,000	189,930
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	4.63	8/1/2029	179,000	136,071
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.00	10/15/2027	226,000	207,324
MPT Operating Partnership LP/MPT Finance Corp., Sr. Scd. Notes(a)	8.50	2/15/2032	380,000	395,295
Office Properties Income Trust, Sr. Scd. Notes(a)	3.25	3/15/2027	106,393	87,727
Office Properties Income Trust, Sr. Scd. Notes(a)	9.00	3/31/2029	95,000	94,599
Office Properties Income Trust, Sr. Scd. Notes(a)	9.00	9/30/2029	101,000	74,985
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.- Issuer, Gtd. Notes(a)	7.00	2/1/2030	130,000	133,216
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.- Issuer, Sr. Scd. Notes(a)	4.88	5/15/2029	194,000	186,688
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.- Issuer, Sr. Scd. Notes(a)	5.88	10/1/2028	44,000	43,857
Pebblebrook Hotel LP/PEB Finance Corp., Gtd. Notes(a)	6.38	10/15/2029	75,000	75,064
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.50	2/15/2029	210,000	204,325
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.75	10/15/2027	163,000	161,413
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	4/1/2032	242,000	247,235
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	6/15/2033	165,000	168,951

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Real Estate — 4.0% (continued)
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	7.25	7/15/2028	120,000	123,733
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	4/1/2029	235,000	240,195
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	7/15/2030	167,000	170,098
RLJ Lodging Trust LP, Sr. Scd. Notes(a)	4.00	9/15/2029	124,000	115,779
SBA Communications Corp., Sr. Unscd. Notes	3.13	2/1/2029	380,000	354,172
SBA Communications Corp., Sr. Unscd. Notes	3.88	2/15/2027	448,000	440,020
Service Properties Trust, Gtd. Notes	5.50	12/15/2027	82,000	80,826
Service Properties Trust, Gtd. Notes	8.38	6/15/2029	115,000	119,433
Service Properties Trust, Gtd. Notes	8.88	6/15/2032	35,000	36,579
Service Properties Trust, Sr. Scd. Notes(a)	8.63	11/15/2031	235,000	250,514
Service Properties Trust, Sr. Unscd. Notes	3.95	1/15/2028	40,000	37,299
Service Properties Trust, Sr. Unscd. Notes(b)	4.38	2/15/2030	78,000	66,507
Service Properties Trust, Sr. Unscd. Notes	4.75	10/1/2026	80,000	78,666
Service Properties Trust, Sr. Unscd. Notes(b)	4.95	2/15/2027	107,000	104,405
Service Properties Trust, Sr. Unscd. Notes	4.95	10/1/2029	87,000	76,682
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	4.38	1/15/2027	70,000	68,855
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.00	4/15/2030	120,000	121,213
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	7/1/2030	182,000	187,220
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	10/15/2030	140,000	144,022
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	7.25	4/1/2029	210,000	219,865
The Howard Hughes Corp., Gtd. Notes(a)	4.13	2/1/2029	410,000	391,174
The Howard Hughes Corp., Gtd. Notes(a)	4.38	2/1/2031	352,000	324,451
The Howard Hughes Corp., Gtd. Notes(a)	5.38	8/1/2028	454,000	451,317
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(a)	6.00	1/15/2030	150,000	141,866
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	6.50	2/15/2029	252,000	245,129
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	8.63	6/15/2032	121,000	122,704
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(a)	4.75	4/15/2028	114,000	110,650
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(a)	10.50	2/15/2028	416,000	439,502
XHR LP, Gtd. Notes(a)	6.63	5/15/2030	113,000	114,884
XHR LP, Sr. Scd. Notes(a)	4.88	6/1/2029	60,000	57,979
				14,471,245
Retailing — 4.7%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.00	10/15/2030	625,000	579,078
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.38	1/15/2028	215,000	210,171
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	3.50	2/15/2029	20,000	18,949
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	3.88	1/15/2028	295,000	284,690
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	6.13	6/15/2029	156,000	159,373
Academy Ltd., Sr. Scd. Notes(a)	6.00	11/15/2027	219,000	219,141
Advance Auto Parts, Inc., Gtd. Notes	3.50	3/15/2032	10,000	8,540
Advance Auto Parts, Inc., Sr. Unscd. Notes(a)	7.00	8/1/2030	116,000	116,745
Advance Auto Parts, Inc., Sr. Unscd. Notes(a)	7.38	8/1/2033	147,000	147,877
Arko Corp., Gtd. Notes(a)	5.13	11/15/2029	83,000	68,052
Asbury Automotive Group, Inc., Gtd. Notes	4.50	3/1/2028	1,000	981
Asbury Automotive Group, Inc., Gtd. Notes(a)	4.63	11/15/2029	206,000	197,714
Asbury Automotive Group, Inc., Gtd. Notes	4.75	3/1/2030	24,000	23,056
Bath & Body Works, Inc., Gtd. Notes	5.25	2/1/2028	53,000	53,106
Bath & Body Works, Inc., Gtd. Notes(a)	6.63	10/1/2030	201,000	205,825
Bath & Body Works, Inc., Gtd. Notes	6.75	7/1/2036	96,000	97,260
Bath & Body Works, Inc., Gtd. Notes	6.88	11/1/2035	118,000	121,426
Bath & Body Works, Inc., Gtd. Notes	7.50	6/15/2029	30,000	30,724
Bath & Body Works, Inc., Sr. Unscd. Debs.	6.95	3/1/2033	61,000	62,675
Bath & Body Works, Inc., Sr. Unscd. Notes	7.60	7/15/2037	85,000	86,675
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., Sr. Scd. Notes(a)	9.50	7/1/2032	129,000	132,878
BCPE Ulysses Intermediate, Inc., Sr. Unscd. Notes(a),(c)	7.75	4/1/2027	65,000	64,989
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, Gtd. Notes(a)	5.13	4/15/2029	45,000	41,932
BlueLinx Holdings, Inc., Sr. Scd. Notes(a)	6.00	11/15/2029	50,000	48,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Retailing — 4.7% (continued)
Brinker International, Inc., Gtd. Notes(a)	8.25	7/15/2030	95,000	100,799
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	12/1/2028	325,870	333,805
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2030	835,550	874,061
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2031	390,348	464,179
eG Global Finance PLC, Sr. Scd. Notes(a)	12.00	11/30/2028	325,000	359,605
Evergreen AcqCo 1 LP/TVI, Inc., Sr. Scd. Notes(a)	9.75	4/26/2028	137,000	142,645
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unscd. Notes(a)	5.88	4/1/2029	145,000	133,900
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(a)	6.75	1/15/2030	235,000	221,103
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(a)	4.63	1/15/2029	236,000	224,273
FirstCash, Inc., Gtd. Notes(a)	6.88	3/1/2032	165,000	169,364
Foot Locker, Inc., Gtd. Notes(a)	4.00	10/1/2029	212,000	200,017
Foundation Building Materials, Inc., Gtd. Notes(a)	6.00	3/1/2029	76,000	71,308
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.38	1/15/2029	75,000	69,848
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.75	1/15/2032	97,000	85,708
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	11.50	8/15/2029	233,000	232,271
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., Sr. Scd. Notes(a)	7.00	8/15/2028	119,000	69,280
Group 1 Automotive, Inc., Gtd. Notes(a)	4.00	8/15/2028	122,000	117,566
Group 1 Automotive, Inc., Gtd. Notes(a)	6.38	1/15/2030	131,000	133,655
GYP Holdings III Corp., Gtd. Notes(a)	4.63	5/1/2029	75,000	75,808
Ken Garff Automotive LLC, Sr. Unscd. Notes(a)	4.88	9/15/2028	100,000	97,358
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes(a)	4.75	6/1/2027	351,000	349,184
Kohl’s Corp., Sr. Scd. Notes(a)	10.00	6/1/2030	66,000	68,525
Kohl’s Corp., Sr. Unscd. Notes	5.13	5/1/2031	91,000	65,704
Kohl’s Corp., Sr. Unscd. Notes	5.55	7/17/2045	90,000	50,579
LBM Acquisition LLC, Gtd. Notes(a)	6.25	1/15/2029	134,000	117,620
LCM Investments Holdings II LLC, Sr. Unscd. Notes(a)	4.88	5/1/2029	206,000	200,201
LCM Investments Holdings II LLC, Sr. Unscd. Notes(a)	8.25	8/1/2031	90,000	95,157
Liberty Interactive LLC, Sr. Unscd. Debs.	8.25	2/1/2030	153,000	20,596
Liberty Interactive LLC, Sr. Unscd. Debs.	8.50	7/15/2029	74,000	10,349
Lithia Motors, Inc., Gtd. Notes(a)	4.63	12/15/2027	19,000	18,717
Lithia Motors, Inc., Sr. Unscd. Notes(a)	3.88	6/1/2029	198,000	187,130
Macy’s Retail Holdings LLC, Gtd. Notes	4.30	2/15/2043	40,000	26,456
Macy’s Retail Holdings LLC, Gtd. Notes	5.13	1/15/2042	40,000	28,210
Macy’s Retail Holdings LLC, Gtd. Notes(a)	5.88	3/15/2030	12,000	11,852
Macy’s Retail Holdings LLC, Gtd. Notes	6.38	3/15/2037	25,000	20,822
Macy’s Retail Holdings LLC, Gtd. Notes(a)	6.70	7/15/2034	160,000	137,790
Murphy Oil USA, Inc., Gtd. Notes(a),(b)	3.75	2/15/2031	40,000	36,744
Murphy Oil USA, Inc., Gtd. Notes	4.75	9/15/2029	58,000	56,483
Murphy Oil USA, Inc., Gtd. Notes	5.63	5/1/2027	102,000	101,801
Nordstrom, Inc., Sr. Scd. Notes	4.00	3/15/2027	190,000	185,575
Nordstrom, Inc., Sr. Scd. Notes	4.25	8/1/2031	85,000	74,748
Nordstrom, Inc., Sr. Scd. Notes	4.38	4/1/2030	5,000	4,555
Nordstrom, Inc., Sr. Scd. Notes	5.00	1/15/2044	93,000	63,002
Nordstrom, Inc., Sr. Scd. Notes	6.95	3/15/2028	160,000	164,130
Papa John’s International, Inc., Gtd. Notes(a)	3.88	9/15/2029	177,000	169,690
Park River Holdings, Inc., Gtd. Notes(a)	5.63	2/1/2029	115,000	99,350
Park River Holdings, Inc., Sr. Unscd. Notes(a)	6.75	8/1/2029	65,000	56,825
Patrick Industries, Inc., Gtd. Notes(a)	4.75	5/1/2029	96,000	93,110
Patrick Industries, Inc., Gtd. Notes(a)	6.38	11/1/2032	152,000	152,026
Penske Automotive Group, Inc., Gtd. Notes	3.75	6/15/2029	133,000	125,897
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes(a)	7.75	2/15/2029	369,000	361,100
PetSmart, Inc./PetSmart Finance Corp., Sr. Scd. Notes(a)	4.75	2/15/2028	291,000	285,798
QVC, Inc., Sr. Scd. Notes	5.45	8/15/2034	80,000	34,598
QVC, Inc., Sr. Scd. Notes	5.95	3/15/2043	70,000	29,436
QVC, Inc., Sr. Scd. Notes(a)	6.88	4/15/2029	68,000	30,614

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Retailing — 4.7% (continued)
QXO Building Products, Inc., Sr. Scd. Bonds(a)	6.75	4/30/2032	592,000	609,857
Raising Cane’s Restaurants LLC, Sr. Unscd. Notes(a)	9.38	5/1/2029	30,000	31,687
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(b)	6.75	3/1/2032	55,000	56,477
Sonic Automotive, Inc., Gtd. Notes(a)	4.63	11/15/2029	50,000	48,086
Sonic Automotive, Inc., Gtd. Notes(a)	4.88	11/15/2031	76,000	71,517
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(a)	7.75	10/15/2029	122,000	119,495
Staples, Inc., Scd. Notes(a)	12.75	1/15/2030	240,000	168,871
Staples, Inc., Sr. Scd. Notes(a)	10.75	9/1/2029	673,000	630,565
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes(a)	5.00	6/1/2031	199,000	186,927
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes	5.88	3/1/2027	40,000	39,855
Superior Plus LP/Superior General Partner, Inc., Gtd. Notes(a)	4.50	3/15/2029	110,000	104,898
The Gap, Inc., Gtd. Notes(a)	3.63	10/1/2029	166,000	152,964
The Gap, Inc., Gtd. Notes(a)	3.88	10/1/2031	165,000	146,610
The Michaels Companies, Inc., Sr. Scd. Notes(a)	5.25	5/1/2028	155,000	123,863
The Michaels Companies, Inc., Sr. Unscd. Notes(a)	7.88	5/1/2029	342,000	228,534
Victoria’s Secret & Co., Gtd. Notes(a),(b)	4.63	7/15/2029	68,000	63,243
Victra Holdings LLC/Victra Finance Corp., Sr. Scd. Notes(a),(b)	8.75	9/15/2029	49,000	51,338
Walgreen Co., Gtd. Notes	4.40	9/15/2042	60,000	54,721
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	3.20	4/15/2030	161,000	155,840
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.10	4/15/2050	219,000	188,340
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.50	11/18/2034	81,000	80,152
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.65	6/1/2046	70,000	67,224
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	4.80	11/18/2044	225,000	220,529
Walgreens Boots Alliance, Inc., Sr. Unscd. Notes	8.13	8/15/2029	223,000	239,514
White Capital Buyer LLC, Sr. Unscd. Notes(a)	6.88	10/15/2028	85,000	84,814
Yum! Brands, Inc., Sr. Unscd. Notes	3.63	3/15/2031	505,000	465,409
Yum! Brands, Inc., Sr. Unscd. Notes	4.63	1/31/2032	554,000	530,287
Yum! Brands, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2030	518,000	510,453
Yum! Brands, Inc., Sr. Unscd. Notes	5.35	11/1/2043	55,000	51,965
Yum! Brands, Inc., Sr. Unscd. Notes	5.38	4/1/2032	470,000	467,587
Yum! Brands, Inc., Sr. Unscd. Notes	6.88	11/15/2037	206,000	221,470
				16,864,547
Semiconductors & Semiconductor Equipment — .1%
ams-OSRAM AG, Sr. Unscd. Notes(a)	12.25	3/30/2029	74,000	79,955
Entegris, Inc., Gtd. Notes(a)	3.63	5/1/2029	7,000	6,566
Entegris, Inc., Gtd. Notes(a)	4.38	4/15/2028	80,000	77,878
Entegris, Inc., Gtd. Notes(a)	5.95	6/15/2030	172,000	173,499
ON Semiconductor Corp., Gtd. Notes(a)	3.88	9/1/2028	70,000	67,554
Synaptics, Inc., Gtd. Notes(a)	4.00	6/15/2029	20,000	18,860
				424,312
Technology Hardware & Equipment — 1.2%
Ahead DB Holdings LLC, Gtd. Notes(a)	6.63	5/1/2028	40,000	40,078
Amentum Holdings, Inc., Gtd. Notes(a)	7.25	8/1/2032	150,000	155,188
ASGN, Inc., Gtd. Notes(a)	4.63	5/15/2028	330,000	321,292
CACI International, Inc., Gtd. Notes(a)	6.38	6/15/2033	264,000	270,235
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., Sr. Scd. Notes(a)	6.00	11/1/2029	335,000	319,083
Crane NXT Co., Sr. Unscd. Notes	4.20	3/15/2048	100,000	58,768
Diebold Nixdorf, Inc., Sr. Scd. Notes(a)	7.75	3/31/2030	155,000	164,295
Fortress Intermediate 3, Inc., Sr. Scd. Notes(a)	7.50	6/1/2031	140,000	146,848
Insight Enterprises, Inc., Gtd. Notes(a)	6.63	5/15/2032	86,000	87,952
KBR, Inc., Gtd. Notes(a)	4.75	9/30/2028	311,000	299,747
McAfee Corp., Sr. Unscd. Notes(a)	7.38	2/15/2030	453,000	420,427
NCR Atleos Corp., Sr. Scd. Notes(a)	9.50	4/1/2029	365,000	395,527
NCR Voyix Corp., Gtd. Notes(a)	5.00	10/1/2028	155,000	152,411

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Technology Hardware & Equipment — 1.2% (continued)
NCR Voyix Corp., Gtd. Notes(a)	5.13	4/15/2029	63,000	61,742
Science Applications International Corp., Gtd. Notes(a)	4.88	4/1/2028	130,000	127,783
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	4.13	1/15/2031	90,000	79,344
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	5.75	12/1/2034	85,000	79,947
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	5.88	7/15/2030	116,000	117,493
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.25	12/15/2029	160,000	170,542
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.50	7/15/2031	120,000	126,925
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	9.63	12/1/2032	350,000	393,432
Unisys Corp., Sr. Scd. Notes(a)	10.63	1/15/2031	116,000	121,850
Vericast Corp., Scd. Notes(a)	12.50	12/15/2027	15,000	16,251
Virtusa Corp., Sr. Unscd. Notes(a)	7.13	12/15/2028	139,000	132,795
				4,259,955
Telecommunication Services — 5.3%
Altice Financing SA, Sr. Scd. Bonds(a)	5.75	8/15/2029	605,000	463,159
Altice Financing SA, Sr. Scd. Notes(a)	5.00	1/15/2028	360,000	288,646
Altice Financing SA, Sr. Scd. Notes(a)	9.63	7/15/2027	112,000	102,815
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	6.88	9/15/2055	270,000	275,721
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	7.00	9/15/2055	310,000	314,838
British Telecommunications PLC, Gtd. Notes(a)	4.25	11/23/2081	89,000	87,846
CommScope LLC, Gtd. Notes(a)	7.13	7/1/2028	128,000	126,728
CommScope LLC, Gtd. Notes(a)	8.25	3/1/2027	220,000	220,117
CommScope LLC, Sr. Scd. Notes(a)	4.75	9/1/2029	209,000	203,025
CommScope LLC, Sr. Scd. Notes(a)	9.50	12/15/2031	123,000	129,407
CommScope Technologies LLC, Gtd. Notes(a)	5.00	3/15/2027	188,000	184,018
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes(a)	9.00	9/15/2029	398,000	401,891
EchoStar Corp., Sr. Scd. Notes(c)	6.75	11/30/2030	667,319	632,412
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029	1,574,000	1,658,579
Embarq LLC, Sr. Unscd. Notes	8.00	6/1/2036	237,000	113,567
Fibercop SpA, Sr. Scd. Notes(a)	7.20	7/18/2036	53,000	52,406
Fibercop SpA, Sr. Scd. Notes(a)	7.72	6/4/2038	24,000	23,930
Frontier Communications Holdings LLC, Scd. Notes	5.88	11/1/2029	324,000	326,933
Frontier Communications Holdings LLC, Scd. Notes(a)	6.00	1/15/2030	414,000	418,881
Frontier Communications Holdings LLC, Scd. Notes(a)	6.75	5/1/2029	270,000	272,647
Frontier Communications Holdings LLC, Sr. Scd. Notes(a)	5.00	5/1/2028	435,000	434,776
Frontier Communications Holdings LLC, Sr. Scd. Notes(a)	5.88	10/15/2027	351,000	351,087
Frontier Communications Holdings LLC, Sr. Scd. Notes(a)	8.63	3/15/2031	220,000	233,286
Frontier Florida LLC, Sr. Unscd. Debs., Ser. E	6.86	2/1/2028	60,000	62,527
Frontier North, Inc., Sr. Unscd. Debs., Ser. G	6.73	2/15/2028	76,000	78,248
GCI LLC, Gtd. Notes(a)	4.75	10/15/2028	163,000	157,283
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	62,000	52,267
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	108,000	36,691
Hughes Satellite Systems Corp., Gtd. Notes	6.63	8/1/2026	155,000	117,748
Hughes Satellite Systems Corp., Sr. Scd. Notes	5.25	8/1/2026	150,000	138,665
Iliad Holding SASU, Sr. Scd. Notes(a)	7.00	10/15/2028	435,000	441,510
Iliad Holding SASU, Sr. Scd. Notes(a)	7.00	4/15/2032	390,000	400,715
Iliad Holding SASU, Sr. Scd. Notes(a)	8.50	4/15/2031	380,000	407,667
Level 3 Financing, Inc., Gtd. Notes(a)	3.63	1/15/2029	124,000	105,485
Level 3 Financing, Inc., Gtd. Notes(a)	3.75	7/15/2029	119,000	99,738
Level 3 Financing, Inc., Gtd. Notes(a)	4.25	7/1/2028	100,000	91,111
Level 3 Financing, Inc., Scd. Notes(a),(b)	3.88	10/15/2030	55,000	47,595
Level 3 Financing, Inc., Scd. Notes(a)	4.00	4/15/2031	110,000	94,991
Level 3 Financing, Inc., Scd. Notes(a)	4.50	4/1/2030	250,000	224,947
Level 3 Financing, Inc., Scd. Notes(a)	4.88	6/15/2029	205,000	192,727
Level 3 Financing, Inc., Sr. Scd. Bonds(a)	6.88	6/30/2033	680,000	689,889
Level 3 Financing, Inc., Sr. Scd. Notes(a)	10.75	12/15/2030	174,000	196,399
Level 3 Financing, Inc., Sr. Scd. Notes(a)	11.00	11/15/2029	447,122	507,908

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Telecommunication Services — 5.3% (continued)
Lumen Technologies, Inc., Sr. Scd. Notes(a)	4.13	4/15/2029	79,659	77,562
Lumen Technologies, Inc., Sr. Scd. Notes(a)	4.13	4/15/2030	59,333	57,851
Lumen Technologies, Inc., Sr. Scd. Notes(a)	10.00	10/15/2032	43,550	44,239
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	80,000	68,208
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	4.50	1/15/2029	59,000	53,573
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	5.38	6/15/2029	16,000	14,334
Lumen Technologies, Inc., Sr. Unscd. Notes, Ser. U	7.65	3/15/2042	64,000	53,162
Rogers Communications, Inc., Sub. Notes(a)	5.25	3/15/2082	470,000	464,427
Rogers Communications, Inc., Sub. Notes	7.00	4/15/2055	484,000	495,481
Rogers Communications, Inc., Sub. Notes	7.13	4/15/2055	398,000	406,081
Sunrise HoldCo IV BV, Sr. Scd. Notes(a)	5.50	1/15/2028	70,000	69,488
Telecom Italia Capital SA, Gtd. Notes(b)	6.00	9/30/2034	115,000	114,142
Telecom Italia Capital SA, Gtd. Notes	6.38	11/15/2033	90,000	93,234
Telecom Italia Capital SA, Gtd. Notes	7.20	7/18/2036	100,000	105,183
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	115,000	124,041
Telesat Canada/Telesat LLC, Gtd. Notes(a)	6.50	10/15/2027	47,000	17,619
Telesat Canada/Telesat LLC, Sr. Scd. Notes(a)	4.88	6/1/2027	68,000	42,223
Telesat Canada/Telesat LLC, Sr. Scd. Notes(a)	5.63	12/6/2026	122,000	77,751
TELUS Corp., Jr. Sub. Notes	6.63	10/15/2055	380,000	384,985
TELUS Corp., Jr. Sub. Notes	7.00	10/15/2055	315,000	319,792
Viasat, Inc., Sr. Scd. Notes(a)	5.63	4/15/2027	105,000	104,616
Viasat, Inc., Sr. Unscd. Notes(a)	6.50	7/15/2028	50,000	47,230
Viasat, Inc., Sr. Unscd. Notes(a)	7.50	5/30/2031	138,000	120,216
Viavi Solutions, Inc., Gtd. Notes(a)	3.75	10/1/2029	105,000	97,288
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.25	1/31/2031	392,000	357,449
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.75	7/15/2031	485,000	448,395
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	7.75	4/15/2032	310,000	323,167
Vodafone Group PLC, Jr. Sub. Notes	3.25	6/4/2081	67,000	65,576
Vodafone Group PLC, Jr. Sub. Notes	4.13	6/4/2081	30,000	27,692
Vodafone Group PLC, Jr. Sub. Notes	5.13	6/4/2081	150,000	115,839
Vodafone Group PLC, Jr. Sub. Notes	7.00	4/4/2079	787,000	823,806
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(a)	8.25	10/1/2031	740,000	775,306
Zayo Group Holdings, Inc., Sr. Scd. Notes(a)	4.00	3/1/2027	488,000	463,973
Zayo Group Holdings, Inc., Sr. Unscd. Notes(a),(b)	6.13	3/1/2028	229,000	206,791
Zegona Finance PLC, Sr. Scd. Notes(a)	8.63	7/15/2029	544,000	579,468
				19,101,014
Transportation — .5%
Beacon Mobility Corp., Sr. Scd. Notes(a)	7.25	8/1/2030	152,000	154,863
Brightline East LLC, Sr. Scd. Notes(a)	11.00	1/31/2030	203,492	132,973
Carriage Purchaser, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2029	79,000	73,076
Danaos Corp., Sr. Unscd. Notes(a)	8.50	3/1/2028	205,000	208,339
First Student Bidco, Inc./First Transit Parent, Inc., Sr. Scd. Notes(a)	4.00	7/31/2029	154,000	145,354
Genesee & Wyoming, Inc., Sr. Scd. Notes(a)	6.25	4/15/2032	165,000	166,972
RXO, Inc., Gtd. Notes(a)	7.50	11/15/2027	30,000	30,619
Seaspan Corp., Sr. Unscd. Notes(a)	5.50	8/1/2029	297,000	282,562
Star Leasing Co. LLC, Scd. Notes(a)	7.63	2/15/2030	203,000	200,342
Stonepeak Nile Parent LLC, Sr. Scd. Notes(a)	7.25	3/15/2032	86,000	90,298
Watco Cos. LLC/Watco Finance Corp., Sr. Unscd. Notes(a)	7.13	8/1/2032	40,000	41,473
XPO, Inc., Gtd. Notes(a)	7.13	6/1/2031	10,000	10,351
XPO, Inc., Gtd. Notes(a)	7.13	2/1/2032	155,000	161,366
				1,698,588
Utilities — 2.8%
Algonquin Power & Utilities Corp., Jr. Sub. Notes	4.75	1/18/2082	325,000	316,149
Alpha Generation LLC, Sr. Unscd. Notes(a)	6.75	10/15/2032	219,000	224,245
AltaGas Ltd., Jr. Sub. Notes(a)	7.20	10/15/2054	110,000	110,699
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes	5.75	5/20/2027	108,000	107,362

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Utilities — 2.8% (continued)
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.38	6/1/2028	96,000	98,846
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.50	6/1/2030	144,000	151,192
Atlantica Sustainable Infrastructure Ltd., Gtd. Notes(a)	4.13	6/15/2028	35,000	33,794
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(a)	6.38	2/15/2032	250,000	252,322
Calpine Corp., Sr. Scd. Notes(a)	3.75	3/1/2031	45,000	42,308
Calpine Corp., Sr. Scd. Notes(a)	4.50	2/15/2028	139,000	137,483
Calpine Corp., Sr. Unscd. Notes(a)	4.63	2/1/2029	79,000	77,650
Calpine Corp., Sr. Unscd. Notes(a)	5.00	2/1/2031	247,000	244,433
Calpine Corp., Sr. Unscd. Notes(a)	5.13	3/15/2028	404,000	402,025
Clearway Energy Operating LLC, Gtd. Notes(a)	3.75	2/15/2031	70,000	63,850
Clearway Energy Operating LLC, Gtd. Notes(a)	4.75	3/15/2028	224,000	220,105
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(a)	6.75	2/28/2030	121,000	124,200
Edison International, Jr. Sub. Notes(b)	7.88	6/15/2054	225,000	216,331
Edison International, Jr. Sub. Notes(b)	8.13	6/15/2053	260,000	256,870
EUSHI Finance, Inc., Gtd. Notes	7.63	12/15/2054	110,000	114,833
Leeward Renewable Energy Operations LLC, Gtd. Notes(a)	4.25	7/1/2029	349,000	327,572
Lightning Power LLC, Sr. Scd. Notes(a)	7.25	8/15/2032	418,000	437,331
NRG Energy, Inc., Gtd. Notes(a)	3.38	2/15/2029	90,000	84,493
NRG Energy, Inc., Gtd. Notes(a)	3.63	2/15/2031	250,000	228,833
NRG Energy, Inc., Gtd. Notes(a)	3.88	2/15/2032	55,000	50,235
NRG Energy, Inc., Gtd. Notes(a)	5.25	6/15/2029	147,000	145,364
NRG Energy, Inc., Gtd. Notes	5.75	1/15/2028	225,000	225,369
NRG Energy, Inc., Gtd. Notes(a)	5.75	7/15/2029	277,000	276,602
NRG Energy, Inc., Gtd. Notes(a)	6.00	2/1/2033	85,000	85,237
NRG Energy, Inc., Gtd. Notes(a)	6.25	11/1/2034	190,000	192,522
Pattern Energy Operations LP/Pattern Energy Operations, Inc., Gtd. Notes(a)	4.50	8/15/2028	310,000	300,367
PG&E Corp., Jr. Sub. Notes	7.38	3/15/2055	412,000	397,484
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	154,000	150,288
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	378,000	362,130
Pike Corp., Gtd. Notes(a)	5.50	9/1/2028	61,000	60,749
Pike Corp., Sr. Unscd. Notes(a)	8.63	1/31/2031	78,000	84,002
South Jersey Industries, Inc., Jr. Sub. Notes	5.02	4/15/2031	270,000	220,853
Talen Energy Supply LLC, Sr. Scd. Notes(a)	8.63	6/1/2030	137,000	145,618
The AES Corp., Jr. Sub. Notes	6.95	7/15/2055	123,000	118,757
The AES Corp., Jr. Sub. Notes	7.60	1/15/2055	280,000	283,765
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.50	5/1/2033	344,000	371,470
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.75	5/1/2035	316,000	346,545
Vistra Operations Co. LLC, Gtd. Notes(a)	4.38	5/1/2029	307,000	297,525
Vistra Operations Co. LLC, Gtd. Notes(a)	5.00	7/31/2027	271,000	269,649
Vistra Operations Co. LLC, Gtd. Notes(a)	5.50	9/1/2026	151,000	150,866
Vistra Operations Co. LLC, Gtd. Notes(a)	5.63	2/15/2027	131,000	130,843
Vistra Operations Co. LLC, Gtd. Notes(a)	6.88	4/15/2032	370,000	384,488
Vistra Operations Co. LLC, Gtd. Notes(a)	7.75	10/15/2031	297,000	314,386
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	4.50	9/15/2027	60,000	58,212
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a),(b)	8.38	1/15/2031	194,000	203,507
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a),(b)	8.63	3/15/2033	169,000	178,938
XPLR Infrastructure Operating Partners LP, Sr. Unscd. Notes(a),(b)	7.25	1/15/2029	122,000	124,523
				10,203,220
Total Bonds and Notes (cost $349,231,155)				352,679,527

	1-Day Yield (%)	Shares
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $1,995,145)	4.29	1,995,145	1,995,145

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $5,734,659)	4.29	5,734,659	5,734,659
Total Investments (cost $356,960,959)		99.7%	360,409,331
Cash and Receivables (Net)		.3%	1,215,212
Net Assets		100.0%	361,624,543

REIT—Real Estate Investment Trust

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, these securities amounted to $294,225,270 or 81.4% of net assets.

(b)
Security, or portion thereof, on loan. At July 31, 2025, the value of the fund’s securities on loan was $7,949,255 and the value of the collateral was
$8,308,680, consisting of cash collateral of $5,734,659 and U.S. Government & Agency securities valued at $2,574,021.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Payment-in-kind security and interest may be paid in additional par.
(d)	Non-income producing—security in default.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
10 Year U.S. Treasury Note	30	9/19/2025	3,315,618	3,331,875	16,257
Long U.S. Treasury Bond	3	9/19/2025	331,247	342,563	11,316
Ultra 10 Year U.S. Treasury Note	25	9/19/2025	2,824,837	2,826,953	2,116
Futures Short
2 Year U.S. Treasury Note	18	9/30/2025	3,727,799	3,725,719	2,080
Gross Unrealized Appreciation					31,769

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Sold Contracts:(b)
Markit CDX North America High Yield Index, Series 44, Receive 3 Month Fixed Rate of 5.00%, Received 3 Month Fixed Rate of 5.00%	6/20/2030	13,300,000	1,038,145	836,232	201,913
Gross Unrealized Appreciation					201,913

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to statement of investments.

Statement of Investments
BNY Mellon High Yield ETF
July 31, 2025 (Unaudited)
The following is a summary of the inputs used as of July 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	352,679,527	—	352,679,527
Investment Companies	7,729,804	—	—	7,729,804
	7,729,804	352,679,527	—	360,409,331
Other Financial Instruments:
Futures††	31,769	—	—	31,769
Swap Agreements††	—	201,913	—	201,913
	31,769	201,913	—	233,682

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2025 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at July 31, 2025 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
At July 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,682,054, consisting of $5,689,053 gross unrealized appreciation and $2,006,999 gross unrealized depreciation.
At July 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.